REGISTRATION STATEMENT NO. 333-32581
                                                                       811-08317

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 14

           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]    on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[   ]    __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]    on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[   ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

             TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY PROSPECTUS:

            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM VARIABLE INSURANCE FUNDS                                         THE TRAVELERS SERIES TRUST
   AIM V.I. Capital Appreciation Fund -- Series II Shares(1)             Convertible Securities Portfolio
   AIM V.I. Premier Equity Fund -- Series II Shares(2)                   MFS Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                     Social Awareness Stock Portfolio
   AllianceBernstein Large Cap Growth Portfolio -- Class B(3)            U.S. Government Securities Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Mutual Shares Securities Fund -- Class 2 Shares                       Equity and Income Portfolio, Class II
   Templeton Growth Securities Fund -- Class 2 Shares                    U.S. Real Estate Securities Portfolio, Class I
GREENWICH STREET SERIES FUND                                         TRAVELERS SERIES FUND INC.
   Appreciation Portfolio                                                MFS Total Return Portfolio
   Fundamental Value Portfolio                                           Pioneer Strategic Income Portfolio(8)
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                       SB Adjustable Rate Income Portfolio Smith Barney Class
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares            Smith Barney Aggressive Growth Portfolio
   Oppenheimer Main Street Fund/VA -- Service Shares(4)                  Smith Barney High Income Portfolio
PIONEER VARIABLE CONTRACTS TRUST                                         Smith Barney International All Cap Growth Portfolio
   Pioneer Fund VCT Portfolio -- Class II Shares                         Smith Barney Large Cap Value Portfolio
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares                Smith Barney Large Capitalization Growth Portfolio
PUTNAM VARIABLE TRUST                                                    Smith Barney Mid Cap Core Portfolio
   Putnam VT International Equity Fund -- Class IB Shares(5)             Smith Barney Money Market Portfolio
   Putnam VT Small Cap Value Fund -- Class IB Shares                     Travelers Managed Income Portfolio
SMITH BARNEY ALLOCATION SERIES INC.                                  VAN KAMPEN LIFE INVESTMENT TRUST
   Select Balanced Portfolio                                             Comstock Portfolio Class II Shares
   Select Growth Portfolio                                               Emerging Growth Portfolio Class II Shares
   Select High Growth Portfolio                                          Growth and Income Portfolio Class II Shares
SMITH BARNEY INVESTMENT SERIES                                       VARIABLE ANNUITY PORTFOLIOS
   SB Government Portfolio -- Class A(6)                                 Smith Barney Small Cap Growth Opportunities Portfolio
   Smith Barney Dividend Strategy Portfolio(7)                       VARIABLE INSURANCE PRODUCTS FUND
   Smith Barney Growth and Income Portfolio                              Equity-Income Portfolio -- Service Class 2
   Smith Barney Premier Selections All Cap Growth Portfolio              Growth Portfolio -- Service Class 2
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                                   Mid Cap Portfolio -- Service Class 2
   Multiple Discipline Portfolio -- All Cap Growth and Value
   Multiple Discipline Portfolio -- Balanced All Cap Growth and
     Value
   Multiple Discipline Portfolio -- Global All Cap Growth and
     Value
   Multiple Discipline Portfolio -- Large Cap Growth and Value

--------------
(1)     Formerly AIM V.I. Capital Appreciation Fund --               (5)   Formerly Putnam VT International Growth Fund --
        Series II                                                          Class IB Shares
(2)     Formerly AIM V.I. Premier Equity Fund -- Series II           (6)   Formerly Smith Barney Government Portfolio
(3)     Formerly AllianceBernstein Premier Growth Portfolio          (7)   Formerly Smith Barney Large Cap Core Portfolio
        -- Class B                                                   (8)   Formerly Putnam Diversified Income Portfolio
(4)     Formerly Oppenheimer Main Street Growth & Income
        Fund/VA -- Service Shares

The Contract, certain Contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, PrimeElite Travelers Service Center, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-888-566-5412 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 2, 2005

                                TABLE OF CONTENTS

Glossary...............................................   3         Income Options.....................................   34
Summary................................................   5         Variable Liquidity Benefit.........................   34
Fee Table..............................................   8      Miscellaneous Contract Provisions.....................   34
Condensed Financial Information........................  14         Right to Return....................................   34
The Annuity Contract...................................  14         Termination........................................   35
   Contract Owner Inquiries............................  15         Required Reports...................................   35
   Purchase Payments...................................  15         Suspension of Payments.............................   35
   Accumulation Units..................................  15      The Separate Accounts.................................   35
   The Variable Funding Options........................  16         Performance Information............................   36
The Fixed Account......................................  21      Federal Tax Considerations............................   36
Charges and Deductions.................................  21         General Taxation of Annuities......................   36
   General.............................................  21         Types of Contracts: Qualified and Non-qualified....   37
   Withdrawal Charge...................................  22         Qualified Annuity Contracts........................   37
   Free Withdrawal Allowance...........................  22           Taxation of Qualified Annuity Contracts..........   37
   Administrative Charges..............................  23           Mandatory Distributions for Qualified Plans......   37
   Mortality and Expense Risk Charge...................  23         Non-qualified Annuity Contracts....................   37
   Variable Liquidity Benefit Charge...................  23           Diversification Requirements for Variable
   Variable Funding Option Expenses....................  24             Annuities......................................   38
   Premium Tax.........................................  24           Ownership of the Investments.....................   38
   Changes in Taxes Based Upon Premium or Value........  24           Taxation of Death Benefit Proceeds...............   39
Transfers..............................................  24         Other Tax Considerations...........................   39
   Dollar Cost Averaging...............................  25           Treatment of Charges for Optional Benefits......    39
Access to Your Money...................................  26           Penalty Tax for Premature Distributions..........   39
   Systematic Withdrawals..............................  27           Puerto Rico Tax Considerations...................   39
   Loans...............................................  27           Non-Resident Aliens..............................   39
Ownership Provisions...................................  27      Other Information.....................................   39
   Types of Ownership..................................  27         The Insurance Companies............................   39
   Contract Owner......................................  27         Financial Statements...............................   40
   Beneficiary.........................................  27         Distribution of Variable Annuity Contracts.........   40
   Annuitant...........................................  28         Conformity with State and Federal Laws.............   42
Death Benefit..........................................  28         Voting Rights......................................   42
   Death Proceeds Before the Maturity Date.............  28         Restrictions on Financial Transactions.............   42
   Payment of Proceeds.................................  29         Legal Proceedings and Opinions.....................   42
   Beneficiary Contract Continuance....................  31      Appendix A: Condensed Financial Information
   Planned Death Benefit...............................  31         for The Travelers Insurance Company: Separate
   Death Proceeds After the Maturity Date..............  31         Account PF ........................................  A-1
The Annuity Period.....................................  32      Appendix B: Condensed Financial Information
   Maturity Date.......................................  32         for The Travelers Life and Annuity: Separate
   Allocation of Annuity...............................  32         Account PF II......................................  B-1
   Variable Annuity....................................  32      Appendix C: The Fixed Account.........................  C-1
   Fixed Annuity.......................................  33      Appendix D: Waiver of Withdrawal
Payment Options........................................  33         Charge for Nursing Home Confinement................  D-1
   Election of Options.................................  33      Appendix E: Contents of the Statement
   Annuity Options.....................................  33         of Additional Information..........................  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an Annuity or Income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION: -- An investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                   TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account PF for Variable Annuities ("Separate Account PF"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account PF II for Variable Annuities ("Separate Account PF II"). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the Contract Date. You may make additional payments of at least $100 at any time during the accumulation phase.

On or after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% in years nine and later.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn, and withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

CONTRACT OWNER TRANSACTION EXPENSES

   WITHDRAWAL CHARGE
   (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

                 YEARS SINCE PURCHASE PAYMENT MADE
             -------------------------------------------
             GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
             ------------------------    ---------------    -----------------

                        0                       1                   8%
                        1                       2                   7%
                        2                       3                   6%
                        3                       4                   5%
                        4                       5                   4%
                        5                       6                   3%
                        6                       7                   2%
                        7                       8                   1%
                       8+                                           0%


   VARIABLE LIQUIDITY BENEFIT CHARGE...................................... 8%(1)
   (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

   ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................................... $30

--------------
(1) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT
----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               1 years                8%
        1 years               2 years                7%
        2 years               3 years                6%
        3 years               4 years                5%
        4 years               5 years                4%
        5 years               6 years                3%
        6 years               7 years                2%
        7 years               8 years                1%
       8 + years                                     0%

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

             Mortality & Expense Risk Charge.........................  1.25%
             Administrative Expense Charge...........................  0.15%
                                                                      -------
                Total Annual Separate Account Charges................  1.40%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-(800) 842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.43%                          1.36%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE           NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER                ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER     OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT            EXPENSES
----------------                 ----------     ------------   --------   ------------  ---------------           ---------
AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Capital
     Appreciation Fund --
     Series II Shares*........      0.61%          0.25%          0.30%       1.16%             --                 1.16%(1)

   AIM V.I. Premier Equity
     Fund -- Series II Shares*.     0.61%          0.25%          0.30%       1.16%             --                 1.16%(2)

ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.

   AllianceBernstein Large
     Cap Growth Portfolio --
     Class B*.................      0.75%          0.25%          0.05%       1.05%             --                 1.05%(3)

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST

   Mutual Shares Securities
     Fund -- Class 2 Shares*...     0.60%          0.25%          0.15%       1.00%             --                 1.00%(4)

   Templeton Growth
     Securities Fund -- Class
     2 Shares*................      0.79%          0.25%          0.07%       1.11%             --                 1.11%(5)

GREENWICH STREET SERIES FUND

   Appreciation Portfolio.....      0.73%            --           0.02%       0.75%             --                 0.75%(6)

   Fundamental Value Portfolio      0.75%            --           0.02%       0.77%             --                 0.77%(7)

OPPENHEIMER VARIABLE ACCOUNT
   FUNDS

   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares*..........      0.64%          0.25%          0.02%       0.91%             --                 0.91%

   Oppenheimer Main Street
     Fund/VA -- Service Shares*     0.66%          0.25%          0.01%       0.92%             --                 0.92%

PIONEER VARIABLE CONTRACTS
   TRUST

   Pioneer Fund VCT Portfolio
     -- Class II Shares*.......     0.65%          0.25%          0.06%       0.96%             --                 0.96%

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE           NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER                ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER     OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT            EXPENSES
----------------                 ----------     ------------   --------   ------------  ---------------           ---------
   Pioneer Mid Cap Value VCT        0.65%          0.25%          0.07%       0.97%             --                 0.97%
     Portfolio -- Class II
     Shares*..................

PUTNAM VARIABLE TRUST

   Putnam VT International
     Equity Fund -- Class IB
     Shares*..................      0.75%          0.25%          0.19%       1.19%             --                 1.19%

   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..     0.77%          0.25%          0.10%       1.12%             --                 1.12%

SMITH BARNEY ALLOCATION
   SERIES INC.

   Select Balanced Portfolio..      0.35%            --           0.67%       1.02%             --                 1.02%(8)

   Select Growth Portfolio....      0.35%            --           0.73%       1.08%             --                 1.08%(8)

   Select High Growth
     Portfolio................      0.35%            --           0.79%       1.14%             --                 1.14%(8)

SMITH BARNEY INVESTMENT SERIES

   SB Government Portfolio --
     Class A..................      0.59%            --           0.11%       0.70%             --                 0.70%(9)

   Smith Barney Dividend
     Strategy Portfolio.......      0.73%            --           0.15%       0.88%             --                 0.88%(10)

   Smith Barney Growth and
     Income Portfolio.........      0.73%            --           0.18%       0.91%             --                 0.91%(10)

   Smith Barney Premier
     Selections All Cap
     Growth Portfolio.........      0.75%            --           0.19%       0.94%             --                 0.94%

SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST

   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........      0.75%          0.25%          0.07%       1.07%             --                 --(11)(24)

   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....      0.75%          0.25%          0.08%       1.08%             --                 --(11)(24)

   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....      0.75%          0.25%          0.28%       1.28%             --                 --(11)(24)

   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........      0.75%          0.25%          0.36%       1.36%             --                 --(11)(24)

THE TRAVELERS SERIES TRUST

   Convertible Securities
     Portfolio................      0.60%            --           0.15%       0.75%             --                 --(15)(24)

   Mercury Large Cap Core
     Portfolio+...............      0.79%            --           0.16%       0.95%             --                 --(12)(24)

   MFS Mid Cap Growth
     Portfolio................      0.75%            --           0.13%       0.88%             --                 --(13)(24)

   Social Awareness Stock
     Portfolio................      0.61%            --           0.14%       0.75%             --                 --(14)(24)

   U.S. Government Securities
     Portfolio................      0.32%            --           0.11%       0.43%             --                 --(15)(24)

THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.

   Equity and Income
     Portfolio, Class II*.....      0.49%          0.35%         0.36%        1.20%             --                 --(24)

   U.S. Real Estate
     Securities Portfolio,
     Class I..................      0.76%            --           0.26%       1.02%             --                 1.02%

TRAVELERS SERIES FUND INC.

   MFS Total Return Portfolio.      0.77%            --           0.02%       0.79%             --                 0.79%(16)

   Pioneer Strategic Income
     Portfolio................      0.75%            --           0.15%       0.90%             --                 0.90%

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE           NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER                ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER     OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT            EXPENSES
----------------                 ----------     ------------   --------   ------------  ---------------           ---------
   SB Adjustable Rate Income        0.60%          0.25%          0.46%       1.31%             --                 1.31%
     Portfolio Smith Barney
     Class*...................

   Smith Barney Aggressive
     Growth Portfolio.........      0.80%            --           0.02%       0.82%             --                 0.82%(17)

   Smith Barney High Income
     Portfolio................      0.60%            --           0.06%       0.66%             --                 0.66%

   Smith Barney International
     All Cap Growth Portfolio.      0.88%            --           0.13%       1.01%             --                 1.01%(18)

   Smith Barney Large Cap
     Value Portfolio..........      0.63%            --           0.05%       0.68%             --                 0.68%(19)

   Smith Barney Large
     Capitalization Growth                                                                                                 )
     Portfolio................      0.75%            --           0.03%       0.78%             --                 0.78%(20

   Smith Barney Mid Cap Core
     Portfolio................      0.75%            --           0.08%       0.83%             --                 0.83%

   Smith Barney Money Market
     Portfolio................      0.50%            --           0.03%       0.53%             --                 0.53%

   Travelers Managed Income
     Portfolio................      0.65%            --           0.04%       0.69%             --                 0.69%

VAN KAMPEN LIFE INVESTMENT
   TRUST

   Comstock Portfolio Class
     II Shares*...............      0.57%          0.25%          0.04%       0.86%             --                 0.86%

   Emerging Growth Portfolio
     Class II Shares*.........      0.70%          0.25%          0.07%       1.02%             --                 1.02%

   Growth and Income
     Portfolio Class II
     Shares*..................      0.58%          0.25%          0.04%       0.87%             --                 0.87%

VARIABLE ANNUITY PORTFOLIOS

   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%            --           0.35%       1.10%             --                 --(24)

VARIABLE INSURANCE PRODUCTS
   FUND

   Equity-Income Portfolio --
     Service Class 2*.........      0.47%          0.25%          0.11%       0.83%             --                 --(21)(24)

   Growth Portfolio -- Service
     Class 2*.................      0.58%          0.25%          0.10%       0.93%             --                 --(22)(24)

   Mid Cap Portfolio --
     Service Class 2*.........      0.57%          0.25%          0.14%       0.96%             --                 --(23)(24)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

(1) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
     (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees;
     (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(3) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(6) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(7) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(8) Each Portfolio of the Smith Barney Allocation Series Inc. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/05 (the fiscal year end of the Portfolios).

(9) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $2 billion 0.55%; next $2 billion 0.50%; next $2 billion 0.45%; next $2 billion 0.40%; over $8 billion 0.35%.

(10) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(11) As a result of a voluntary expense limitation, the ratios of expenses to average net assets will not exceed 1.00%. The Manager and the Distributor waived all or a portion of its fees for the year ended December 31, 2004.

(12) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(13) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(14) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(15) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(16) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(17) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(18) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets.

(19) Effective July 1, 2004, the management fee was reduced from 0.65% to the following breakpoints: 0.60% on the first $500 million of net assets; 0.55% on the next $500 million of net assets and 0.50% on assets in excess of $1 billion.

(20) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.82%. These offsets may be discontinued at any time.

(22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(23) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(24) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
                                                                               ------------------------  ------------------------
        Multiple Discipline Portfolio -- All Cap Growth and Value...........             0.12%                     0.95%
        Multiple Discipline Portfolio -- Balanced All Cap Growth and Value..             0.11%                     0.97%
        Multiple Discipline Portfolio -- Global All Cap Growth and Value....             0.28%                     1.00%
        Multiple Discipline Portfolio -- Large Cap Growth and Value.........             0.36%                     1.00%
        Convertible Securities Portfolio...................................              0.01%                     0.74%
        Mercury Large Cap Core Portfolio...................................              0.03%                     0.92%
        MFS Mid Cap Growth Portfolio.......................................              0.02%                     0.86%
        Social Awareness Stock Portfolio...................................              0.04%                     0.71%
        U.S. Government Securities Portfolio...............................              0.01%                     0.42%
        Equity and Income Portfolio, Class II..............................              0.30%                     0.90%
        Smith Barney Small Cap Growth Opportunities Portfolio..............              0.20%                     0.90%
        Equity-Income Portfolio -- Service Class 2..........................             0.01%                     0.82%
        Growth Portfolio -- Service Class 2.................................             0.03%                     0.90%
        Mid Cap Portfolio -- Service Class 2................................             0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:            ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS  5 YEARS    10 YEARS
----------------                          -------- --------  --------  ---------  --------- -------- ---------  ---------
Underlying Fund with Maximum Total          1088     1482      1902      3172        288      882      1502       3172
Annual Operating Expenses..............

Underlying Fund with Minimum Total
Annual Operating Expenses..............     995      1202      1435      2239        195      602      1035       2239


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity PrimElite Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at (888) 556-5412.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the Contract Date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Capital Appreciation Fund      Seeks growth of capital. The Fund           A I M Advisors, Inc.
     -- Series II Shares                   invests principally in common stocks
                                           of companies expected to benefit from
                                           new or innovative products, services
                                           or processes and those that have
                                           above-average long-term earnings and
                                           have excellent prospects for future
                                           growth.

   AIM V.I. Premier Equity Fund --         Seeks to achieve long-term growth of        A I M Advisors, Inc.
     Series II Shares                      capital. Income is a secondary
                                           objective. The Fund invests,
                                           normally, at least 80% of its net
                                           assets, plus the amount of any
                                           borrowings for investment purposes,
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.

   AllianceBernstein Large Cap Growth      Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B                  aggressive investment policies.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in U.S. equity
                                           securities, and substantially in
                                           undervalued stocks, risk arbitrage
                                           securities and distressed companies.

   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

GREENWICH STREET SERIES FUND

   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in
                                           ("SBFM") equity securities of U.S.
                                           companies of medium and large
                                           capitalization.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies, the
                                           manager believes are undervalued.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer Capital Appreciation        Seeks capital appreciation. The Fund        Oppenheimer Funds, Inc.
     Fund/VA -- Service Shares             normally invests in securities of
                                           well-known, established companies.

   Oppenheimer Main Street Fund/VA --      Seeks high total return (which              Oppenheimer Funds, Inc.
     Service Shares                        includes growth in the value of its
                                           shares as well as current income) from
                                           equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST

   Pioneer Fund VCT Portfolio -- Class     Seeks reasonable income and capital         Pioneer Investment Management,
     II Shares                             growth. The Fund normally invests in        Inc. ("Pioneer")
                                           equity securities believed to be
                                           selling at reasonable prices or
                                           discounts to their underlying values.

   Pioneer Mid Cap Value VCT               Seeks capital appreciation. The Fund        Pioneer Investment Management,
     Portfolio -- Class II Shares          normally invests in the equity              Inc.
                                           securities of mid-size companies.

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares               invests mainly in common stocks of
                                           companies outside the United States
                                           that Putnam Management believes have
                                           investment potential.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                       invests mainly in common stocks of
                                           U.S. companies, with a focus on value
                                           stocks. Value stocks are those that
                                           Putnam Management believes are
                                           currently undervalued by the market.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
SMITH BARNEY ALLOCATION SERIES INC.

   Select Balanced Portfolio               Seeks a balance of growth of capital        Travelers Investment Adviser,
                                           and income. The Fund is a "fund of          Inc. ("TIA")
                                           funds." Rather than investing directly
                                           in securities, the Fund normally
                                           invests in other Smith Barney equity
                                           and fixed-income mutual funds.

   Select Growth Portfolio                 Seeks long-term growth of capital. The      Travelers Investment Adviser, Inc.
                                           Fund is a "fund of funds." Rather than
                                           investing directly in securities, the
                                           Fund normally invests in other Smith
                                           Barney mutual funds, which are
                                           primarily equity funds.

   Select High Growth Portfolio            Seeks capital appreciation. The Fund        Travelers Investment Adviser, Inc.
                                           is a "fund of funds." Rather than
                                           investing directly in securities, the
                                           Fund normally invests in other Smith
                                           Barney mutual funds, which are
                                           primarily fixed-income funds.

SMITH BARNEY INVESTMENT SERIES

   SB Government Portfolio -- Class A      Seeks high current return consistent        Smith Barney Fund Management LLC
                                           with preservation of capital. The Fund      ("SBFM")
                                           normally invests in debt securities
                                           issued or guaranteed by the U.S.
                                           government, its agencies or
                                           instrumentalities.

   Smith Barney Dividend Strategy          Seeks capital appreciation.                 Smith Barney Fund Management LLC
     Portfolio                             Principally through investing in
                                           dividend paying stocks.

   Smith Barney Growth and Income          Seeks reasonable growth and income.         Smith Barney Fund Management LLC
     Portfolio                             The Fund normally invests in equity
                                           securities of large U.S companies that
                                           provide dividend or interest income.

   Smith Barney Premier Selections         Seeks long term capital growth. The         Smith Barney Fund Management LLC
     All Cap Growth Portfolio              Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies.
                                           The Small Cap Growth segment invests
                                           in small sized companies.

   SMITH BARNEY MULTIPLE DISCIPLINE
     TRUST

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     All Cap Growth and Value              Fund normally invests in equity             ("SBFM")
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals.

   Multiple Discipline Portfolio --        Seeks a balance between long-term           Smith Barney Fund Management LLC
     Balanced All Cap Growth and Value     growth of capital and principal
                                           preservation. The Fund normally
                                           invests in equity and fixed-income
                                           securities. The Fund consists of
                                           three segments. The All Cap Growth
                                           segment combines the growth potential
                                           of small to medium companies with the
                                           stability of high-quality large
                                           company growth stocks. The All Cap
                                           Value segment invests in companies
                                           whose market prices are attractive in
                                           relation to their business
                                           fundamentals. The fixed income
                                           segment invests in short and
                                           intermediate term U.S. government
                                           securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth
                                           segment focuses on high-quality
                                           stocks with consistent growth. The
                                           Large Cap Value segment invests in
                                           established undervalued companies.
                                           The Mid/Small Cap Growth segment
                                           invests in small and medium sized
                                           companies with strong fundamentals
                                           and earnings growth potential. The
                                           International/ADR segment seeks to
                                           build long-term well-diversified
                                           portfolios with exceptional
                                           risk/reward characteristics.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Large Cap Growth and Value            Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations. The Fund
                                           consists of two segments. The Large
                                           Cap Growth segment focuses on
                                           high-quality large capitalization
                                           stocks with growth characteristics.
                                           The Large Cap Value segment invests
                                           in established undervalued companies.

THE TRAVELERS SERIES TRUST

   Convertible Securities Portfolio        Seeks current income and capital            Travelers Asset Management
                                           appreciation. The Fund normally             International Company LLC
                                           invests in convertible securities.          ("TAMIC")

   Mercury Large Cap Core Portfolio+       Seeks long-term capital growth. The         TAMIC
                                           Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                           portfolio of equity securities of           Investment Managers, L.P. ("MLIM")
                                           large cap companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                           and retention of net investment             ("SBFM") income.
                                           The Fund normally invests in equity
                                           securities of large and mid-size
                                           companies that meet certain
                                           investment and social criteria.

   U.S. Government Securities              Seeks current income, total return and      TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.

THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC.

   Equity and Income Portfolio, Class      Seeks both capital appreciation and         Morgan Stanley
     II                                    current income. The Fund normally
                                           invests in income-producing equity
                                           instruments (including common stocks,
                                           preferred stocks and convertible
                                           securities) and investment grade
                                           fixed income securities.

   U.S. Real Estate Securities             Seeks above average current income and      Morgan Stanley
     Portfolio, Class I                    long-term capital appreciation. The
                                           Fund normally invests in equity
                                           securities of companies in the U.S.
                                           real estate industry, including real
                                           estate investment trusts.

TRAVELERS SERIES FUND INC.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund         TIA
                                           normally invests in debt securities         Subadviser: Pioneer Investment
                                           and has the flexibility to invest in a      Management, Inc.
                                           broad range of issuers and segments of
                                           the debt securities market.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   SB Adjustable Rate Income               Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings that
                                           exceeds the average rate earnings
                                           growth of the companies comprising
                                           the S&P 500 Index.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney International All Cap      Seeks total return on assets from           SBFM
     Growth Portfolio                      growth of capital and income. The Fund
                                           normally invests in equity securities
                                           of foreign companies.

   Smith Barney Large Cap Value            Seeks long-term growth of capital with      SBFM
     Portfolio                             current income is a secondary
                                           objective. The Fund normally invests
                                           in equities, or similar securities,
                                           of companies with large market
                                           capitalizations.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital.          SBFM
                                           The Fund normally invests in
                                           equities, or similar securities, of
                                           medium sized companies.

   Smith Barney Money Market Portfolio     Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The
                                           Fund normally invests in U.S.
                                           corporate debt and U.S. government
                                           securities.

VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and         ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Emerging Growth Portfolio Class II      Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                                normally invests in common stocks of        ("Van Kampen")
                                           companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500.

   Growth and Income Portfolio Class       Seeks long-term growth of capital and       Van Kampen Asset Management Inc.
     II Shares                             income. The Fund normally invests in        ("Van Kampen")
                                           income producing equity securities.
VARIABLE ANNUITY PORTFOLIOS

   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VARIABLE INSURANCE PRODUCTS FUND

   Equity-Income Portfolio -- Service      Seeks reasonable income by investing        Fidelity Management & Research
     Class 2                               primarily in income producing equity        Company ("FMR")
                                           securities. In choosing these
                                           securities, the fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to
                                           achieve a yield which exceeds the
                                           composite yield on the securities
                                           compromising the S&P 500.

   Growth Portfolio -- Service Class 2     Seeks to achieve capital appreciation       Fidelity Management & Research
                                           by investing in common stocks Fidelity      Company ("FMR")
                                           Management & Research Co. believes
                                           have above average growth potential.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital by        Fidelity Management & Research
                                           investing in common stocks of               Company ("FMR")
                                           companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts;

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                 YEARS SINCE PURCHASE PAYMENT MADE
            --------------------------------------------
            GREATER THAN OR EQUAL TO    BUT LESS THAN     WITHDRAWAL CHARGE
            ------------------------- ------------------ --------------------
                       0                      1                  8%
                       1                      2                  7%
                       2                      3                  6%
                       3                      4                  5%
                       4                      5                  4%
                       5                      6                  3%
                       6                      7                  2%
                       7                      8                  1%
                       8+                                        0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       1.  any Purchase Payment to which no withdrawal charge applies then;

       2. any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

       3. any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

       4.  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving);

       o   if an annuity payout (based on life expectancy) has begun

       o due to a minimum distribution under our minimum distribution rules then in effect; or

       o if the Annuitant is confined to an eligible Nursing Home as described in Appendix D.

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance does not apply to any withdrawals transferred directly to other financial institutions.

You may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) For the first Contract Year, the available amount is 15% of the initial Purchase Payment. If the initial Purchase Payment is the result of multiple transfers and/or exchanges, we will apply the 15% to the aggregate Purchase Payments received from outside carriers provided that:

       1. the transfer paperwork attributable to each such payment is submitted to our office with the original application, and

       2. such payments are received by our office within 120 days after the application is received.

Beginning in the second Contract Year, the available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

       1.  from the distribution of death proceeds or

       2.  after an annuity payout has begun.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

     YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------------
 GREATER THAN OR EQUAL TO        BUT LESS THAN      WITHDRAWAL CHARGE
----------------------------    ----------------    -------------------
          0 years                   1 year                  8%
          1 year                    2 years                 7%
          2 years                   3 years                 6%
          3 years                   4 years                 5%
          4 years                   5 years                 4%
          5 years                   6 years                 3%
          6 years                   7 years                 2%
          7 years                   8 years                 1%
         8+ years                                           0%

Please refer to "Payment Options" for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK market. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

            o   the dollar amount you request to transfer;

            o the number of transfers you made within the previous three months;

            o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

            o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

            o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

            o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

       o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

       o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

       o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the fixed account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a
financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant and

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

We will pay the beneficiary an amount as described below, which amount will be reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

----------------------------------------------------------------------------------------------------------------------
                  AGE ON CONTRACT DATE                                             DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
If the Annuitant was younger than age 76 on the               o    the Contract Value on the Death Report Date
Contract Date, the death benefit will be the greatest         o    the total Purchase Payments made under the
of:                                                                Contract (less any withdrawals); or
                                                              o    the step-up value, if any, as described below.
----------------------------------------------------------------------------------------------------------------------
If the Annuitant was age 76 or over on the Contract           o    the Contract Value on the Death Report Date.
Date, the death benefit will be:
----------------------------------------------------------------------------------------------------------------------


            IF THE ANNUITANT IS YOUNGER THAN AGE 76 ON CONTRACT DATE

STEP-UP VALUE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 67 ON THE CONTRACT DATE. A step-up value will be established on the eighth Contract Date anniversary which occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the step-up value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or withdrawals.

WHERE THE ANNUITANT WAS AGE 67 THROUGH 75 ON THE CONTRACT DATE. A step-up value will be established on the eighth Contract Date anniversary which occurs on or prior to the Death Report Date. The step-up value will equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. The only changes made to the step-up value on or after the eighth Contract Date anniversary will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) =  $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

       50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

            IF THE ANNUITANT IS AGE 76 OR OLDER ON THE CONTRACT DATE

We will pay to the beneficiary a death benefit in an amount equal to the Contract Value as of the Death Report Date, reduced by any applicable premium tax or outstanding loans.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                    APPLY*
------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)     The beneficiary (ies),      Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                or if none, to the          continue the Contract rather than
                                     Contract Owner's estate.    receive the distribution.
------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)         The beneficiary (ies),      Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                or if none, to the          continue the Contract rather than
                                     Contract Owner's estate.    receive the distribution.
------------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE          The surviving joint         Unless the surviving joint owner        Yes
ANNUITANT)                           owner.                      elects to continue the Contract
                                                                 rather than receive the
                                                                 distribution.
------------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE              The beneficiary (ies),      Unless the beneficiary/surviving        Yes
ANNUITANT)                           or if none, to the          joint owner elects to continue the
                                     surviving joint owner.      Contract rather than receive the
                                                                 distribution.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                    APPLY*
------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE            The beneficiary (ies),      Unless, the beneficiary elects to       Yes
CONTRACT OWNER)                      or if none, to the          continue the Contract rather than
                                     Contract Owner.             receive the distribution.

                                                                 But if there is a Contingent
                                                                 Annuitant, then the Contingent
                                                                 Annuitant becomes the Annuitant and
                                                                 the Contract continues in effect
                                                                 (generally using the original
                                                                 Maturity Date). The proceeds will
                                                                 then be paid upon the death of the
                                                                 Contingent Annuitant or owner.
------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT       See death of "owner who                                             Yes
OWNER)                               is the Annuitant" above.
------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A          The beneficiary (ies)                                               Yes (Death of
NONNATURAL ENTITY/TRUST)             (e.g. the trust) or if                                              Annuitant is
                                     none, to the owner.                                                 treated as death of
                                                                                                         the owner in these
                                                                                                         circumstances.)
------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING       No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)            payable; Contract
                                     continues.
------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                          No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.
------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY               No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.
------------------------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            MANDATORY PAYOUT
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                     RULES APPLY
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                 (SEE *ABOVE)
------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump-sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.



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

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 75th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Cash Surrender Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor separate accounts: Separate Account PF and Separate Account PF II, respectively. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

       o   The Travelers Insurance Company ("TIC")

       o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with PFS Investments, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

PFS INVESTMENTS, INC. The Company and TDLLC have entered into a selling agreement with PFS Investments, Inc. ("Primerica"), which is affiliated with the Company. Primerica is a subsidiary of Citigroup. Registered representatives of Primerica, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Primerica receives compensation for providing marketing and administrative services in support of the PrimElite and PrimElite II variable annuities. Primerica receives a one-time lump sum payment that may be as much as .85% of the initial premium amount invested. In addition, Primerica receives additional ongoing amounts annually based on contract values invested in the PrimElite and PrimElite II variable annuities. The additional compensation received by Primerica may be used by Primerica to pay for training and educational meetings or materials, sales meetings, various administrative costs and general marketing support. Primerica may be reimbursed by the Company for expenses incurred for various meetings, seminars, and conferences held in the normal course of business.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission
(SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------    -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (7/98)............................   2004        1.070           1.147              49,175,451
                                                               2003        0.871           1.070              52,476,563
                                                               2002        1.071           0.871              57,410,955
                                                               2001        1.131           1.071              60,882,283
                                                               2000        1.151           1.131              55,820,187
                                                               1999        1.032           1.151              39,976,851
                                                               1998        1.000           1.032               6,001,504

   Fundamental Value Portfolio (5/01).......................   2004        0.977           1.042              19,637,645
                                                               2003        0.714           0.977              19,198,063
                                                               2002        0.921           0.714              19,033,307
                                                               2001        1.000           0.921               8,573,648

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (7/98).........................   2004        1.178           1.250              19,083,860
                                                               2003        0.993           1.178              20,121,366
                                                               2002        1.077           0.993              22,795,695
                                                               2001        1.107           1.077              25,401,469
                                                               2000        1.071           1.107              16,329,880
                                                               1999        1.010           1.071              11,802,965
                                                               1998        1.000           1.010               3,276,785

   Select Growth Portfolio (7/98)...........................   2004        1.018           1.091              15,052,628
                                                               2003        0.795           1.018              16,122,154
                                                               2002        0.983           0.795              17,913,231
                                                               2001        1.106           0.983              20,695,886
                                                               2000        1.178           1.106              21,993,066
                                                               1999        1.028           1.178              16,449,483
                                                               1998        1.000           1.028               4,128,790

   Select High Growth Portfolio (7/98)......................   2004        1.015           1.107               8,041,613
                                                               2003        0.752           1.015               8,498,963
                                                               2002        1.000           0.752               9,696,141

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------    -------------     ---------------
   Select High Growth Portfolio  (continued)................   2001        1.153           1.000              11,235,146
                                                               2000        1.260           1.153              12,351,705
                                                               1999        1.007           1.260               6,958,968
                                                               1998        1.000           1.007               2,419,349

Smith Barney Investment Series
   SB Government Portfolio -- Class A (5/00)................   2004        1.220           1.239               4,629,962
                                                               2003        1.228           1.220               6,308,716
                                                               2002        1.154           1.228               6,340,663
                                                               2001        1.105           1.154                 948,144
                                                               2000        1.000           1.105                 305,703

   Smith Barney Dividend Strategy Portfolio (5/00)..........   2004        0.668           0.681              14,589,950
                                                               2003        0.549           0.668              15,885,034
                                                               2002        0.752           0.549              16,957,616
                                                               2001        0.892           0.752              17,766,971
                                                               2000        1.000           0.892              11,573,385

   Smith Barney Growth and Income Portfolio (5/00)..........   2004        0.804           0.858               8,079,669
                                                               2003        0.626           0.804               8,800,033
                                                               2002        0.816           0.626               8,489,381
                                                               2001        0.927           0.816               6,211,271
                                                               2000        1.000           0.927               3,031,797

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/00).........................................   2004        0.848           0.860               4,067,216
                                                               2003        0.640           0.848               4,477,624
                                                               2002        0.887           0.640               4,977,057
                                                               2001        1.048           0.887               5,405,644
                                                               2000        1.000           1.048               3,237,291

The Travelers Series Trust
   Merrill Lynch Large Cap Core Portfolio (7/98)............   2004        0.773           0.883              11,168,583
                                                               2003        0.647           0.773              12,564,181
                                                               2002        0.876           0.647              14,381,784
                                                               2001        1.146           0.876              17,155,896
                                                               2000        1.231           1.146              17,616,134
                                                               1999        1.009           1.231              10,815,585
                                                               1998        1.000           1.009               3,296,438

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------    -------------     ---------------
   MFS Mid Cap Growth Portfolio (7/98)......................   2004        0.903           1.016              14,394,078
                                                               2003        0.668           0.903              15,909,300
                                                               2002        1.325           0.668              17,818,957
                                                               2001        1.760           1.325              20,566,363
                                                               2000        1.632           1.760              19,101,495
                                                               1999        1.008           1.632               6,463,249
                                                               1998        1.000           1.008               1,229,892

   Social Awareness Stock Portfolio (5/00)..................   2004        0.770           0.807               3,261,282
                                                               2003        0.606           0.770               3,473,439
                                                               2002        0.818           0.606               4,034,308
                                                               2001        0.984           0.818               3,997,356
                                                               2000        1.000           0.984               1,618,990

Travelers Series Fund Inc.
   MFS Total Return Portfolio (7/98)........................   2004        1.246           1.370              17,855,967
                                                               2003        1.085           1.246              18,818,831
                                                               2002        1.161           1.085              19,296,064
                                                               2001        1.177           1.161              17,379,044
                                                               2000        1.024           1.177              13,308,965
                                                               1999        1.011           1.024               8,380,698
                                                               1998        1.000           1.011               1,863,613

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2004        0.851           0.923              41,158,541
                                                               2003        0.642           0.851              43,751,011
                                                               2002        0.966           0.642              45,161,290
                                                               2001        1.021           0.966              37,422,234
                                                               2000        1.000           1.021              18,739,294

   Smith Barney High Income Portfolio (7/98)................   2004        1.000           1.090               9,971,312
                                                               2003        0.796           1.000              10,984,181
                                                               2002        0.834           0.796              10,645,027
                                                               2001        0.879           0.834               9,315,239
                                                               2000        0.969           0.879               6,930,395
                                                               1999        0.958           0.969               5,067,973
                                                               1998        1.000           0.958               1,085,592

   Smith Barney International All Cap Growth
   Portfolio (7/98).........................................   2004        0.691           0.803              11,533,997
                                                               2003        0.550           0.691              12,484,389

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------    -------------     ---------------
   Smith Barney International All Cap Growth Portfolio         2002        0.750           0.550              13,686,502
   (continued)..............................................
                                                               2001        1.105           0.750              15,011,452
                                                               2000        1.471           1.105              13,921,387
                                                               1999        0.889           1.471               5,354,378
                                                               1998        1.000           0.889               1,252,105

   Smith Barney Large Cap Value Portfolio (7/98)............   2004        0.896           0.978              19,947,439
                                                               2003        0.712           0.896              21,845,549
                                                               2002        0.969           0.712              23,997,566
                                                               2001        1.070           0.969              27,245,126
                                                               2000        0.959           1.070              22,747,428
                                                               1999        0.972           0.959              17,862,435
                                                               1998        1.000           0.972               3,867,915

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2004        0.974           0.964               1,454,093
                                                               2003        0.670           0.974               1,296,641
                                                               2002        0.903           0.670                 690,901
                                                               2001        1.000           0.903                 374,309

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2004        0.957           1.042               2,670,966
                                                               2003        0.748           0.957               2,678,132
                                                               2002        0.938           0.748               2,595,265
                                                               2001        1.000           0.938               1,540,502

   Smith Barney Money Market Portfolio (7/98)...............   2004        1.113           1.107               8,207,519
                                                               2003        1.121           1.113              12,766,308
                                                               2002        1.123           1.121              20,774,655
                                                               2001        1.098           1.123              20,145,080
                                                               2000        1.050           1.098               8,885,259
                                                               1999        1.016           1.050               8,243,538
                                                               1998        1.000           1.016               1,796,861

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (9/00).............   2004        1.145           1.326              10,461,288
                                                               2003        0.888           1.145              10,849,473
                                                               2002        1.118           0.888              11,633,169
                                                               2001        1.166           1.118               8,684,522
                                                               2000        1.000           1.166               1,128,683

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------    -------------     ---------------
   Emerging Growth Portfolio -- Class II Shares (9/00)......   2004        0.433           0.456              20,855,644
                                                               2003        0.346           0.433              23,695,018
                                                               2002        0.521           0.346              24,628,432
                                                               2001        0.773           0.521              22,937,404
                                                               2000        1.000           0.773               9,176,940

   Growth and Income Portfolio -- Class II Shares (9/00)....   2004        1.026           1.154               9,275,307
                                                               2003        0.815           1.026              10,180,058
                                                               2002        0.969           0.815              10,499,669
                                                               2001        1.046           0.969               7,756,387
                                                               2000        1.000           1.046                 888,512

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        0.979           1.116               1,927,990
                                                               2003        0.699           0.979               1,960,145
                                                               2002        0.954           0.699               2,035,918
                                                               2001        1.000           0.954               2,228,011


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

The Travelers Series Trust: Merrill Lynch large Cap Core Portfolio is no longer available to new contract owners.

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------    -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (7/98)............................   2004        1.070           1.147             251,017,242
                                                               2003        0.871           1.070             277,199,236
                                                               2002        1.071           0.871             305,862,953
                                                               2001        1.131           1.071             336,418,349
                                                               2000        1.151           1.131             312,397,588
                                                               1999        1.032           1.151             235,392,378
                                                               1998        1.000           1.032              36,108,910

   Fundamental Value Portfolio (5/01).......................   2004        0.977           1.042              97,313,155
                                                               2003        0.714           0.977              98,553,016
                                                               2002        0.921           0.714              96,655,554
                                                               2001        1.000           0.921              64,153,523

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (7/98).........................   2004        1.178           1.250             118,525,800
                                                               2003        0.993           1.178             130,488,700
                                                               2002        1.077           0.993             149,437,297
                                                               2001        1.107           1.077             172,335,872
                                                               2000        1.071           1.107             116,649,147
                                                               1999        1.010           1.071              92,958,272
                                                               1998        1.000           1.010              37,964,992

   Select Growth Portfolio (6/98)...........................   2004        1.018           1.091              89,792,151
                                                               2003        0.795           1.018             100,968,266
                                                               2002        0.983           0.795             114,187,022
                                                               2001        1.106           0.983             135,503,046
                                                               2000        1.178           1.106             148,142,153
                                                               1999        1.028           1.178             106,081,505
                                                               1998        1.000           1.028              30,475,847

   Select High Growth Portfolio (7/98)......................   2004        1.015           1.107              61,291,374
                                                               2003        0.752           1.015              69,124,649
                                                               2002        1.000           0.752              78,227,750

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------    -------------     ---------------
   Select High Growth Portfolio  (continued)................   2001        1.153           1.000              91,359,358
                                                               2000        1.260           1.153              98,281,080
                                                               1999        1.007           1.260              63,571,711
                                                               1998        1.000           1.007              18,718,704

Smith Barney Investment Series
   SB Government Portfolio -- Class A (5/00)................   2004        1.220           1.239              19,812,094
                                                               2003        1.228           1.220              27,260,170
                                                               2002        1.154           1.228              38,471,098
                                                               2001        1.105           1.154               8,557,026

   Smith Barney Dividend Strategy Portfolio (5/00)..........   2004        0.668           0.681              57,711,324
                                                               2003        0.549           0.668              66,159,697
                                                               2002        0.752           0.549              72,423,198
                                                               2001        0.892           0.752              77,234,297

   Smith Barney Growth and Income Portfolio (5/00)..........   2004        0.804           0.858              32,866,360
                                                               2003        0.626           0.804              35,711,271
                                                               2002        0.816           0.626              37,873,166
                                                               2001        0.927           0.816              37,624,621

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/00).........................................   2004        0.848           0.860              23,646,535
                                                               2003        0.640           0.848              25,922,880
                                                               2002        0.887           0.640              29,168,924
                                                               2001        1.048           0.887              33,868,061

The Travelers Series Trust
   Merrill Lynch Large Cap Core Portfolio (7/98)............   2004        0.773           0.883              70,470,569
                                                               2003        0.647           0.773              78,600,014
                                                               2002        0.876           0.647              89,594,557
                                                               2001        1.146           0.876             105,780,846
                                                               2000        1.231           1.146             111,973,813
                                                               1999        1.009           1.231              70,357,077
                                                               1998        1.000           1.009              18,932,328

   MFS Mid Cap Growth Portfolio (7/98)......................   2004        0.903           1.016              71,386,194
                                                               2003        0.668           0.903              80,093,383
                                                               2002        1.325           0.668              88,921,075
                                                               2001        1.760           1.325             104,171,306

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------    -------------     ---------------
   MFS Mid Cap Growth Portfolio  (continued)................   2000        1.632           1.760             102,889,577
                                                               1999        1.008           1.632              34,997,092
                                                               1998        1.000           1.008               5,280,045

   Social Awareness Stock Portfolio (5/00)..................   2004        0.770           0.807              18,602,786
                                                               2003        0.606           0.770              20,214,940
                                                               2002        0.818           0.606              21,776,370
                                                               2001        0.984           0.818              22,300,728
                                                               2000        1.000           0.984               8,016,692

Travelers Series Fund Inc.
   MFS Total Return Portfolio (7/98)........................   2004        1.246           1.370              86,587,495
                                                               2003        1.085           1.246              91,804,080
                                                               2002        1.161           1.085              99,649,522
                                                               2001        1.177           1.161              99,836,614
                                                               2000        1.024           1.177              75,344,816
                                                               1999        1.011           1.024              54,861,298
                                                               1998        1.000           1.011              11,901,259

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2004        0.851           0.923             194,880,690
                                                               2003        0.642           0.851             208,166,094
                                                               2002        0.966           0.642             220,631,371
                                                               2001        1.021           0.966             210,647,462
                                                               2000        1.000           1.021              98,624,592

   Smith Barney High Income Portfolio (7/98)................   2004        1.000           1.090              39,253,013
                                                               2003        0.796           1.000              43,484,697
                                                               2002        0.834           0.796              44,665,354
                                                               2001        0.879           0.834              44,411,527
                                                               2000        0.969           0.879              31,714,593
                                                               1999        0.958           0.969              25,856,446
                                                               1998        1.000           0.958               7,250,612

   Smith Barney International All Cap Growth
   Portfolio (7/98).........................................   2004        0.691           0.803              49,994,349
                                                               2003        0.550           0.691              55,655,742
                                                               2002        0.750           0.550              62,301,931
                                                               2001        1.105           0.750              71,952,232
                                                               2000        1.471           1.105              68,195,410

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------    -------------     ---------------
   Smith Barney International All Cap Growth Portfolio         1999        0.889           1.471              28,191,109
   (continued)..............................................
                                                               1998        1.000           0.889               8,642,970

   Smith Barney Large Cap Value Portfolio (7/98)............   2004        0.896           0.978              86,533,225
                                                               2003        0.712           0.896              97,272,781
                                                               2002        0.969           0.712             111,686,294
                                                               2001        1.070           0.969             130,549,518
                                                               2000        0.959           1.070             109,901,403
                                                               1999        0.972           0.959              95,910,703
                                                               1998        1.000           0.972              21,613,178

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2004        0.974           0.964              11,214,799
                                                               2003        0.670           0.974              10,982,363
                                                               2002        0.903           0.670               5,747,327
                                                               2001        1.000           0.903               3,651,010

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2004        0.957           1.042              13,389,846
                                                               2003        0.748           0.957              13,425,597
                                                               2002        0.938           0.748              13,231,648
                                                               2001        1.000           0.938               8,351,207

   Smith Barney Money Market Portfolio (7/98)...............   2004        1.113           1.107              39,251,940
                                                               2003        1.121           1.113              53,438,881
                                                               2002        1.123           1.121              80,376,314
                                                               2001        1.098           1.123              93,223,071
                                                               2000        1.050           1.098              43,727,837
                                                               1999        1.016           1.050              56,006,627
                                                               1998        1.000           1.016               9,365,841

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (9/00).............   2004        1.145           1.326              67,832,914
                                                               2003        0.888           1.145              71,792,376
                                                               2002        1.118           0.888              77,886,655
                                                               2001        1.166           1.118              67,881,535
                                                               2000        1.000           1.166               7,549,285

   Emerging Growth Portfolio -- Class II Shares (9/00)......   2004        0.433           0.456             108,152,298
                                                               2003        0.346           0.433             121,847,478

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR         END OF YEAR        END OF YEAR
----------------                                              ------   -------------    -------------     ---------------
   Emerging Growth Portfolio -- Class II Shares
   (continued) .............................................   2002        0.521           0.346             132,843,168
                                                               2001        0.773           0.521             135,230,509
                                                               2000        1.000           0.773              57,423,433

   Growth and Income Portfolio -- Class II Shares (9/00)....   2004        1.026           1.154              56,329,519
                                                               2003        0.815           1.026              60,583,139
                                                               2002        0.969           0.815              64,064,707
                                                               2001        1.046           0.969              54,264,238
                                                               2000        1.000           1.046              12,181,962

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        0.979           1.116              10,554,212
                                                               2003        0.699           0.979              11,131,323
                                                               2002        0.954           0.699              10,049,014
                                                               2001        1.000           0.954               9,833,197


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

The Travelers Series Trust: Merrill Lynch large Cap Core Portfolio is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

            (This waiver is not available if the Annuitant is age 71
                 or older on the date the Contract is issued.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a Withdrawal Charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the Withdrawal Charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Accountants
                     Financial Statements

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Insurance Company, PrimElite Travelers Service Center, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12684S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12685S.

Name:        ___________________________________________________________________

Address:     ___________________________________________________________________

             ___________________________________________________________________

L-12684                                                              May 2, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                    PRIMELITE
                                  PRIMELITE II

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR

           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, PrimElite Service Center, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (888) 556-5412 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




                                TABLE OF CONTENTS

THE INSURANCE COMPANY....................................................      2
PRINCIPAL UNDERWRITER....................................................      2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........................      2
VALUATION OF ASSETS......................................................      3
FEDERAL TAX CONSIDERATIONS...............................................      4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................      7
FINANCIAL STATEMENTS.....................................................    F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o   The Travelers Insurance Company ("TIC")

     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account PF II for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ------------------------------------------ --------------------------------------
                                              UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                      BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ------------------------------------------ --------------------------------------
2004                                                         $125,706                                    $0
------------------------------------------- ------------------------------------------ --------------------------------------
2003                                                         $121,903                                    $0
------------------------------------------- ------------------------------------------ --------------------------------------
2002                                                         $103,960                                    $0
------------------------------------------- ------------------------------------------ --------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth

IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account PF II for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

ANNUAL REPORT
DECEMBER 31, 2004



















                         THE TRAVELERS SEPARATE ACCOUNT PF II
                         FOR VARIABLE ANNUITIES














[TRAVELERS LIFE & ANNUITY LOGO OMITTED]
The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004


                                              AIM V.I. CAPITAL     AIM V.I. PREMIER      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                             APPRECIATION FUND -      EQUITY FUND -        PREMIER GROWTH           TECHNOLOGY
                                                 SERIES II             SERIES II         PORTFOLIO - CLASS B    PORTFOLIO - CLASS B
                                            --------------------  --------------------   --------------------  --------------------
ASSETS:
   Investments at market value:             $          1,287,133  $          1,214,304   $          1,147,001  $          1,463,388

   Receivables:
      Dividends ........................                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

         Total Assets ..................               1,287,133             1,214,304              1,147,001             1,463,388
                                            --------------------  --------------------   --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

NET ASSETS: ............................    $          1,287,133  $          1,214,304   $          1,147,001  $          1,463,388
                                            ====================  ====================   ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                                                                  MUTUAL SHARES
                                            GLOBAL GROWTH FUND -     GROWTH FUND -       GROWTH-INCOME FUND -   SECURITIES FUND -
                                               CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES         CLASS 2 SHARES
                                            --------------------  --------------------   --------------------  --------------------
ASSETS:
   Investments at market value:             $          3,813,597  $         12,271,350   $         13,033,137  $         21,541,810

   Receivables:
      Dividends ........................                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

         Total Assets ..................               3,813,597            12,271,350             13,033,137            21,541,810
                                            --------------------  --------------------   --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

NET ASSETS: ............................    $          3,813,597  $         12,271,350   $         13,033,137  $         21,541,810
                                            ====================  ====================   ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


                                                                      OPPENHEIMER
  TEMPLETON GROWTH                                                CAPITAL APPRECIATION   OPPENHEIMER MAIN        PIONEER FUND
  SECURITIES FUND -      APPRECIATION        FUNDAMENTAL VALUE          FUND/VA -        STREET FUND/VA -       VCT PORTFOLIO -
   CLASS 2 SHARES         PORTFOLIO              PORTFOLIO           SERVICE SHARES        SERVICE SHARES       CLASS II SHARES
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------
$         12,207,878  $        459,757,412  $        309,677,639  $          5,681,110  $          7,880,646  $          2,647,486

                  --                    --                    --                    --                    --                    --
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

          12,207,878           459,757,412           309,677,639             5,681,110             7,880,646             2,647,486
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

$         12,207,878  $        459,757,412  $        309,677,639  $          5,681,110  $          7,880,646  $          2,647,486
====================  ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                        PUTNAM VT
                                              PIONEER MID CAP     INTERNATIONAL EQUITY   PUTNAM VT SMALL CAP
                                            VALUE VCT PORTFOLIO -        FUND -              VALUE FUND -        SELECT BALANCED
                                              CLASS II SHARES        CLASS IB SHARES       CLASS IB SHARES          PORTFOLIO
                                            --------------------  --------------------   --------------------  --------------------
ASSETS:
   Investments at market value:             $         10,525,297  $          2,765,302   $         10,167,139  $        185,859,245

   Receivables:
      Dividends ........................                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

         Total Assets ..................              10,525,297             2,765,302             10,167,139           185,859,245
                                            --------------------  --------------------   --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

NET ASSETS: ............................    $         10,525,297  $          2,765,302   $         10,167,139  $        185,859,245
                                            ====================  ====================   ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


                                                                     SMITH BARNEY                            SMITH BARNEY PREMIER
   SELECT GROWTH      SELECT HIGH GROWTH      SB GOVERNMENT        DIVIDEND STRATEGY   SMITH BARNEY GROWTH    SELECTIONS ALL CAP
     PORTFOLIO            PORTFOLIO         PORTFOLIO - CLASS A       PORTFOLIO        AND INCOME PORTFOLIO    GROWTH PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$        104,182,992 $         70,397,917  $        107,914,062  $         53,586,884  $         58,464,885  $         22,124,968


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

         104,182,992           70,397,917           107,914,062            53,586,884            58,464,885            22,124,968
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$        104,182,992 $         70,397,917  $        107,914,062  $         53,586,884  $         58,464,885  $         22,124,968
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                  MULTIPLE DISCIPLINE    MULTIPLE DISCIPLINE
                                            MULTIPLE DISCIPLINE   PORTFOLIO - BALANCED   PORTFOLIO - GLOBAL    MULTIPLE DISCIPLINE
                                            PORTFOLIO - ALL CAP     ALL CAP GROWTH         ALL CAP GROWTH       PORTFOLIO - LARGE
                                              GROWTH AND VALUE         AND VALUE              AND VALUE        CAP GROWTH AND VALUE
                                            --------------------  --------------------   --------------------  --------------------
ASSETS:
   Investments at market value:             $          2,583,331  $          2,211,161   $          1,294,233  $          1,284,348

   Receivables:
      Dividends ........................                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

         Total Assets ..................               2,583,331             2,211,161              1,294,233             1,284,348
                                            --------------------  --------------------   --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

NET ASSETS: ............................    $          2,583,331  $          2,211,161   $          1,294,233  $          1,284,348
                                            ====================  ====================   ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


    CONVERTIBLE       MERRILL LYNCH LARGE       MFS MID CAP        SOCIAL AWARENESS     EQUITY AND INCOME         MFS TOTAL
SECURITIES PORTFOLIO  CAP CORE PORTFOLIO     GROWTH PORTFOLIO       STOCK PORTFOLIO    PORTFOLIO - CLASS II    RETURN PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$         23,919,452 $         66,194,512  $         78,266,016  $         24,444,441  $         72,970,647  $        199,605,922


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

          23,919,452           66,194,512            78,266,016            24,444,441            72,970,647           199,605,922
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$         23,919,452 $         66,194,512  $         78,266,016  $         24,444,441  $         72,970,647  $        199,605,922
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                   SB ADJUSTABLE RATE       SMITH BARNEY
                                             PIONEER STRATEGIC     INCOME PORTFOLIO -    AGGRESSIVE GROWTH      SMITH BARNEY HIGH
                                              INCOME PORTFOLIO       CLASS I SHARES          PORTFOLIO           INCOME PORTFOLIO
                                            --------------------  --------------------   --------------------  --------------------
ASSETS:
   Investments at market value:             $          7,737,351  $          1,252,510   $        372,018,059  $         86,777,700

   Receivables:
      Dividends ........................                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

         Total Assets ..................               7,737,351             1,252,510            372,018,059            86,777,700
                                            --------------------  --------------------   --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

NET ASSETS: ............................    $          7,737,351  $          1,252,510   $        372,018,059  $         86,777,700
                                            ====================  ====================   ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


    SMITH BARNEY                            SMITH BARNEY LARGE
 INTERNATIONAL ALL    SMITH BARNEY LARGE      CAPITALIZATION      SMITH BARNEY MID      SMITH BARNEY MONEY    TRAVELERS MANAGED
CAP GROWTH PORTFOLIO  CAP VALUE PORTFOLIO    GROWTH PORTFOLIO     CAP CORE PORTFOLIO     MARKET PORTFOLIO      INCOME PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$         48,698,484 $         90,372,756  $         31,286,529  $         37,422,229  $         86,820,029  $         45,444,219


                  --                   --                    --                    --                69,482                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

          48,698,484           90,372,756            31,286,529            37,422,229            86,889,511            45,444,219
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$         48,698,484 $         90,372,756  $         31,286,529  $         37,422,229  $         86,889,511  $         45,444,219
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                                                                SMITH BARNEY SMALL
                                                                   EMERGING GROWTH        GROWTH AND INCOME         CAP GROWTH
                                            COMSTOCK PORTFOLIO -     PORTFOLIO -             PORTFOLIO -           OPPORTUNITIES
                                              CLASS II SHARES       CLASS II SHARES        CLASS II SHARES           PORTFOLIO
                                            --------------------  --------------------   --------------------  --------------------
ASSETS:
   Investments at market value:             $        180,625,325  $         72,021,541   $        125,306,451  $         18,090,964

   Receivables:
      Dividends ........................                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

         Total Assets ..................             180,625,325            72,021,541            125,306,451            18,090,964
                                            --------------------  --------------------   --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                      --                    --                     --                    --
                                            --------------------  --------------------   --------------------  --------------------

NET ASSETS: ............................    $        180,625,325  $         72,021,541   $        125,306,451  $         18,090,964
                                            ====================  ====================   ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


  EQUITY - INCOME
    PORTFOLIO -       GROWTH PORTFOLIO -   MID CAP PORTFOLIO -
  SERVICE CLASS 2       SERVICE CLASS 2      SERVICE CLASS 2           COMBINED
-------------------- --------------------  --------------------  --------------------
$          6,693,881 $          2,414,580  $         10,995,238  $      3,176,364,491


                  --                   --                    --                69,482
-------------------- --------------------  --------------------  --------------------

           6,693,881            2,414,580            10,995,238         3,176,433,973
-------------------- --------------------  --------------------  --------------------




                  --                   --                    --                    --
-------------------- --------------------  --------------------  --------------------

$          6,693,881 $          2,414,580  $         10,995,238  $      3,176,433,973
==================== ====================  ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                            ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                       AIM V.I. CAPITAL   AIM V.I. PREMIER    PREMIER GROWTH      TECHNOLOGY
                                                         APPRECIATION        EQUITY FUND -      PORTFOLIO -       PORTFOLIO -
                                                       FUND - SERIES II       SERIES II          CLASS B           CLASS B
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends .......................................  $              --  $           3,746  $              --  $              --
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................             16,760             15,809             14,815             20,212
   Administrative fees .............................              1,624              1,534              1,465              1,978
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................             18,384             17,343             16,280             22,190
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............            (18,384)           (13,597)           (16,280)           (22,190)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                 --                 --                 --                 --
      Realized gain (loss) on sale of investments ..              8,544             10,152              4,907              6,724
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................              8,544             10,152              4,907              6,724
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................             72,084             52,714             83,832             40,599
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ....................  $          62,244  $          49,269  $          72,459  $          25,133
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                    MUTUAL SHARES       TEMPLETON GROWTH
GLOBAL GROWTH FUND -    GROWTH FUND -      GROWTH-INCOME FUND -   SECURITIES FUND -     SECURITIES FUND -        APPRECIATION
  CLASS 2 SHARES       CLASS 2 SHARES        CLASS 2 SHARES         CLASS 2 SHARES        CLASS 2 SHARES          PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$              8,694 $             17,222  $             98,147  $            101,744  $            104,450  $          4,922,658
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              31,068              104,192               116,102               213,410               136,489             5,708,759
               3,061               10,168                11,416                20,987                13,409               638,261
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              34,129              114,360               127,518               234,397               149,898             6,347,020
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (25,435)             (97,138)              (29,371)             (132,653)              (45,448)           (1,424,362)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
               2,340                3,073                 3,435                55,436                29,237               238,558
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               2,340                3,073                 3,435                55,436                29,237               238,558
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             340,827            1,073,542               895,936             1,846,041             1,373,099            31,514,974
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            317,732 $            979,477  $            870,000  $          1,768,824  $          1,356,888  $         30,329,170
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                        OPPENHEIMER CAPITAL
                                                                            APPRECIATION    OPPENHEIMER MAIN    PIONEER FUND
                                                      FUNDAMENTAL VALUE  FUND/VA - SERVICE  STREET FUND/VA -   VCT PORTFOLIO -
                                                           PORTFOLIO           SHARES        SERVICE SHARES    CLASS II SHARES
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends .......................................  $       1,971,417  $          10,943  $          47,222  $          20,151
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................          3,849,869             77,092            106,989             31,405
   Administrative fees .............................            404,153              7,542             10,489              3,043
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................          4,254,022             84,634            117,478             34,448
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............         (2,282,605)           (73,691)           (70,256)           (14,297)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................          7,001,173                 --                 --                 --
      Realized gain (loss) on sale of investments ..            274,415             40,700             56,213              9,774
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................          7,275,588             40,700             56,213              9,774
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         12,889,238            297,029            534,723            208,645
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ....................  $      17,882,221  $         264,038  $         520,680  $         204,122
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


  PIONEER MID CAP         PUTNAM VT
    VALUE VCT           INTERNATIONAL      PUTNAM VT SMALL CAP
   PORTFOLIO -          EQUITY FUND -          VALUE FUND -        SELECT BALANCED        SELECT GROWTH          SELECT HIGH
  CLASS II SHARES      CLASS IB SHARES       CLASS IB SHARES          PORTFOLIO             PORTFOLIO          GROWTH PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             18,846 $             32,972  $             19,582  $          4,313,591  $          1,617,713  $            267,697
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             108,784               34,990                98,625             2,367,777             1,321,732               874,769
              10,668                3,443                 9,702               272,997               156,492               104,283
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             119,452               38,433               108,327             2,640,774             1,478,224               979,052
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

            (100,606)              (5,461)              (88,745)            1,672,817               139,489              (711,355)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



              66,024                   --                    --                    --                    --                    --
              85,511               49,126               162,243               (73,600)           (2,443,765)           (1,492,664)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             151,535               49,126               162,243               (73,600)           (2,443,765)           (1,492,664)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


           1,410,435              289,796             1,537,476             9,156,050             9,329,972             8,131,873
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$          1,461,364 $            333,461  $          1,610,974  $         10,755,267  $          7,025,696  $          5,927,854
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                                                 SMITH BARNEY
                                                                           SMITH BARNEY       SMITH BARNEY     PREMIER SELECTIONS
                                                        SB GOVERNMENT    DIVIDEND STRATEGY  GROWTH AND INCOME   ALL CAP GROWTH
                                                     PORTFOLIO - CLASS A     PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends .......................................  $       4,084,612  $         499,645  $         629,915  $              --
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................          1,570,859            726,537            744,001            278,788
   Administrative fees .............................            161,689             82,583             80,399             32,970
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................          1,732,548            809,120            824,400            311,758
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............          2,352,064           (309,475)          (194,485)          (311,758)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                 --                 --                 --                 --
      Realized gain (loss) on sale of investments ..            (92,198)        (1,558,482)            13,021           (373,011)
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................            (92,198)        (1,558,482)            13,021           (373,011)
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................           (792,554)         2,790,130          3,694,079            959,877
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ....................  $       1,467,312  $         922,173  $       3,512,615  $         275,108
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                      MULTIPLE DISCIPLINE  MULTIPLE DISCIPLINE
MULTIPLE DISCIPLINE   PORTFOLIO - BALANCED PORTFOLIO - GLOBAL    MULTIPLE DISCIPLINE
PORTFOLIO - ALL CAP   ALL CAP GROWTH AND   ALL CAP GROWTH AND     PORTFOLIO - LARGE        CONVERTIBLE       MERRILL LYNCH LARGE
 GROWTH AND VALUE           VALUE                VALUE           CAP GROWTH AND VALUE  SECURITIES PORTFOLIO   CAP CORE PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$              7,762 $             17,210  $              5,358  $              9,607  $            504,040  $            343,514
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              15,817               12,532                 8,361                 7,631               293,681               802,817
               1,538                1,218                   803                   708                28,913                95,182
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              17,355               13,750                 9,164                 8,339               322,594               897,999
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              (9,593)               3,460                (3,806)                1,268               181,446              (554,485)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



               9,207                4,838                 4,046                12,961                    --                    --
                 545                1,196                    57                 1,444               106,041            (2,928,215)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               9,752                6,034                 4,103                14,405               106,041            (2,928,215)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             114,203               74,452                75,954                50,034               627,525            11,976,340
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            114,362 $             83,946  $             76,251  $             65,707  $            915,012  $          8,493,640
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                        MFS MID CAP      SOCIAL AWARENESS   EQUITY AND INCOME  MFS TOTAL RETURN
                                                      GROWTH PORTFOLIO    STOCK PORTFOLIO PORTFOLIO - CLASS II     PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends .......................................  $              --  $         174,881  $              --  $       5,122,536
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................            968,096            305,939            667,585          2,450,829
   Administrative fees .............................            114,479             34,062             65,745            272,172
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................          1,082,575            340,001            733,330          2,723,001
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............         (1,082,575)          (165,120)          (733,330)         2,399,535
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                 --                 --             36,342          5,223,996
      Realized gain (loss) on sale of investments ..         (9,255,114)          (157,545)            67,776            220,752
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................         (9,255,114)          (157,545)           104,118          5,444,748
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         19,221,560          1,436,564          5,975,952          9,605,666
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ....................  $       8,883,871  $       1,113,899  $       5,346,740  $      17,449,949
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                      SB ADJUSTABLE RATE      SMITH BARNEY                                SMITH BARNEY
 PIONEER STRATEGIC    INCOME PORTFOLIO -    AGGRESSIVE GROWTH     SMITH BARNEY HIGH     INTERNATIONAL ALL     SMITH BARNEY LARGE
 INCOME PORTFOLIO        CLASS I SHARES         PORTFOLIO          INCOME PORTFOLIO    CAP GROWTH PORTFOLIO   CAP VALUE PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            503,618 $             13,604  $                 --  $          6,930,279  $            420,701  $          1,653,097
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              38,355                8,381             4,569,490             1,060,704               576,707             1,131,652
               3,769                  827               496,271               115,447                66,837               134,062
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              42,124                9,208             5,065,761             1,176,151               643,544             1,265,714
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             461,494                4,396            (5,065,761)            5,754,128              (222,843)              387,383
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --             1,374,398                    --                    --                    --
              36,232                  816              (194,687)             (465,721)           (1,830,798)           (1,628,057)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              36,232                  816             1,179,711              (465,721)           (1,830,798)           (1,628,057)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


            (104,889)              (8,482)           30,874,596             1,360,230             8,895,561             8,906,806
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            392,837 $             (3,270) $         26,988,546  $          6,648,637  $          6,841,920  $          7,666,132
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      SMITH BARNEY LARGE
                                                       CAPITALIZATION    SMITH BARNEY MID   SMITH BARNEY MONEY TRAVELERS MANAGED
                                                       GROWTH PORTFOLIO  CAP CORE PORTFOLIO  MARKET PORTFOLIO  INCOME PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends .......................................  $         111,763  $              --  $         794,546  $       2,098,755
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................            411,454            475,654          1,235,665            630,967
   Administrative fees .............................             43,465             50,263            134,675             62,024
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................            454,919            525,917          1,370,340            692,991
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............           (343,156)          (525,917)          (575,794)         1,405,764
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                 --                 --                 --                 --
      Realized gain (loss) on sale of investments ..            145,828            257,403                 --            (31,472)
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................            145,828            257,403                 --            (31,472)
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................           (268,546)         3,248,806                 --           (931,005)
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ....................  $        (465,874) $       2,980,292  $        (575,794) $         443,287
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                 SMITH BARNEY SMALL
                       EMERGING GROWTH      GROWTH AND INCOME        CAP GROWTH          EQUITY - INCOME
COMSTOCK PORTFOLIO -    PORTFOLIO -            PORTFOLIO -          OPPORTUNITIES          PORTFOLIO -        GROWTH PORTFOLIO -
  CLASS II SHARES      CLASS II SHARES       CLASS II SHARES          PORTFOLIO          SERVICE CLASS 2       SERVICE CLASS 2
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          1,146,455 $                 --  $            815,058  $             12,271  $             63,474  $              2,317
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


           2,138,766              922,268             1,543,270               214,827                79,458                31,544
             232,563              103,611               167,928                24,048                 7,763                 3,055
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           2,371,329            1,025,879             1,711,198               238,875                87,221                34,599
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

          (1,224,874)          (1,025,879)             (896,140)             (226,604)              (23,747)              (32,282)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --               381,641                16,542                    --
             389,232           (2,615,667)              627,083               182,655                58,898                10,508
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             389,232           (2,615,667)              627,083               564,296                75,440                10,508
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


          24,393,008            7,180,284            13,877,096             1,752,915               478,903                66,790
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$         23,557,366 $          3,538,738  $         13,608,039  $          2,090,607  $            530,596  $             45,016
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     MID CAP PORTFOLIO -
                                                       SERVICE CLASS 2       COMBINED
                                                      -----------------  -----------------
INVESTMENT INCOME:
   Dividends .......................................  $              --  $      39,541,813
                                                      -----------------  -----------------

EXPENSES:
   Insurance charges ...............................             99,565         39,271,848
   Administrative fees .............................              9,803          4,315,587
                                                      -----------------  -----------------

      Total expenses ...............................            109,368         43,587,435
                                                      -----------------  -----------------

         Net investment income (loss) ..............           (109,368)        (4,045,622)
                                                      -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                 --         14,131,168
      Realized gain (loss) on sale of investments ..             73,679        (21,907,442)
                                                      -----------------  -----------------

         Realized gain (loss) ......................             73,679         (7,776,274)
                                                      -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................          1,703,778        238,314,518
                                                      -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ....................  $       1,668,089  $     226,492,622
                                                      =================  =================



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                 AIM V.I. CAPITAL
                                                APPRECIATION FUND -         AIM V.I. PREMIER EQUITY      ALLIANCEBERNSTEIN PREMIER
                                                      SERIES II                 FUND - SERIES II         GROWTH PORTFOLIO - CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                  2004           2003           2004           2003           2004          2003
                                                  ----           ----           ----           ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...........  $   (18,384)   $   (10,376)   $   (13,597)   $    (9,058)   $   (16,280)   $    (8,495)
   Realized gain (loss) ...................        8,544          3,272         10,152           (934)         4,907            239
   Change in unrealized gain (loss)
      on investments ......................       72,084        171,372         52,714        156,035         83,832        114,278
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets
         resulting from operations ........       62,244        164,268         49,269        146,043         72,459        106,022
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..........      311,237        400,173        304,617        321,062        154,786        386,142
   Participant transfers from other
      funding options .....................       83,637         86,916         38,323         72,871        140,906        138,994
   Administrative charges .................         (617)          (410)          (565)          (436)          (423)          (253)
   Contract surrenders ....................      (54,642)       (57,045)       (42,180)       (35,452)       (43,678)       (19,674)
   Participant transfers to other
      funding options .....................      (13,665)        (4,801)       (83,127)        (3,537)       (20,679)        (9,215)
   Other payments to participants .........           --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .      325,950        424,833        217,068        354,508        230,912        495,994
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets      388,194        589,101        266,337        500,551        303,371        602,016


NET ASSETS:
      Beginning of year ...................      898,939        309,838        947,967        447,416        843,630        241,614
                                             -----------    -----------    -----------    -----------    -----------    -----------
      End of year .........................  $ 1,287,133    $   898,939    $ 1,214,304    $   947,967    $ 1,147,001    $   843,630
                                             ===========    ===========    ===========    ===========    ===========    ===========



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                            ALLIANCEBERNSTEIN TECHNOLOGY     GLOBAL GROWTH FUND -              GROWTH FUND -
                                                PORTFOLIO - CLASS B             CLASS 2 SHARES                CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                  2004           2003           2004           2003           2004          2003
                                                  ----           ----           ----           ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...........  $   (22,190)   $    (9,533)   $   (25,435)   $    (2,902)   $   (97,138)   $    (6,524)
   Realized gain (loss) ...................        6,724          9,215          2,340             79          3,073          1,002
   Change in unrealized gain (loss)
      on investments ......................       40,599        185,171        340,827         73,274      1,073,542        166,735
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets
         resulting from operations ........       25,133        184,853        317,732         70,451        979,477        161,213
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..........      441,134        539,205      2,317,288        661,483      7,069,032      2,346,574
   Participant transfers from other
      funding options .....................      236,936        292,195        554,134         56,230      2,063,602        202,328
   Administrative charges .................         (494)          (219)          (320)            (1)          (915)           (19)
   Contract surrenders ....................      (67,957)       (24,070)       (71,103)        (1,601)      (167,496)       (11,174)
   Participant transfers to other
      funding options .....................     (274,002)       (81,537)       (86,029)        (4,667)      (304,693)       (48,954)
   Other payments to participants .........       (9,595)            --             --             --        (17,625)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .      326,022        725,574      2,713,970        711,444      8,641,905      2,488,755
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets      351,155        910,427      3,031,702        781,895      9,621,382      2,649,968


NET ASSETS:
      Beginning of year ...................    1,112,233        201,806        781,895             --      2,649,968             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
      End of year .........................  $ 1,463,388    $ 1,112,233    $ 3,813,597    $   781,895    $12,271,350    $ 2,649,968
                                             ===========    ===========    ===========    ===========    ===========    ===========



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


    GROWTH-INCOME FUND -            MUTUAL SHARES SECURITIES         TEMPLETON GROWTH SECURITIES
       CLASS 2 SHARES                FUND - CLASS 2 SHARES              FUND - CLASS 2 SHARES             APPRECIATION PORTFOLIO
-----------------------------    ------------------------------     -----------------------------     -----------------------------
     2004            2003            2004             2003             2004              2003             2004             2003
     ----            ----            ----             ----             ----              ----             ----             ----
$     (29,371)   $      10,758    $    (132,653)   $     (35,986)   $     (45,448)  $      (6,864)    $  (1,424,362)  $  (2,482,800)
        3,435            2,081           55,436           (2,912)          29,237          (5,824)          238,558      (2,469,069)

      895,936          199,573        1,846,041        1,176,099        1,373,099       1,092,546        31,514,974      74,977,008
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


      870,000          212,412        1,768,824        1,137,201        1,356,888       1,079,858        30,329,170      70,025,139
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


    7,997,277        2,426,861        9,467,916        4,509,092        4,780,591       2,344,221        65,343,614      52,718,844

    1,922,878          404,730        2,749,580        1,885,232        1,205,502         771,741        17,821,368      21,395,843
         (876)             (17)          (2,988)          (1,359)          (2,822)         (1,444)         (317,893)       (312,523)
     (335,942)         (16,016)        (553,878)        (187,402)        (497,220)       (163,884)      (36,763,689)    (27,777,596)

     (377,772)         (56,392)        (883,348)        (209,629)        (449,817)       (117,631)      (12,745,409)    (14,840,105)
      (14,006)              --          (45,645)              --          (21,175)             --        (3,325,349)     (1,627,773)
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


    9,191,559        2,759,166       10,731,637        5,995,934        5,015,059       2,833,003        30,012,642      29,556,690
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------

   10,061,559        2,971,578       12,500,461        7,133,135        6,371,947       3,912,861        60,341,812      99,581,829



    2,971,578               --        9,041,349        1,908,214        5,835,931       1,923,070       399,415,600     299,833,771
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------
$  13,033,137    $   2,971,578    $  21,541,810    $   9,041,349    $  12,207,878   $   5,835,931     $ 459,757,412   $ 399,415,600
=============    =============    =============    =============    =============   =============     =============   =============



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                              OPPENHEIMER CAPITAL
                                                                             APPRECIATION FUND/VA -        OPPENHEIMER MAIN STREET
                                             FUNDAMENTAL VALUE PORTFOLIO         SERVICE SHARES           FUND/VA - SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                  2004           2003           2004           2003           2004          2003
                                                  ----           ----           ----           ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...........  $  (2,282,605)  $  (1,240,513)  $     (73,691) $     (37,575) $   (70,256) $   (40,014)
   Realized gain (loss) ...................      7,275,588        (332,137)         40,700          4,744       56,213       (7,058)
   Change in unrealized gain (loss)
      on investments ......................     12,889,238      53,360,988         297,029        770,379      534,723    1,032,780
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets
         resulting from operations ........     17,882,221      51,788,338         264,038        737,548      520,680      985,708
                                             -------------   -------------   -------------  -------------  -----------  -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..........     74,349,852      57,936,300       1,337,882      1,959,632    1,432,613    2,467,161
   Participant transfers from other
      funding options .....................     22,709,470      24,406,261         275,109        375,736      477,043      960,150
   Administrative charges .................       (129,614)       (100,536)         (1,902)        (1,116)      (2,380)      (1,439)
   Contract surrenders ....................    (20,073,016)    (10,833,921)       (277,969)       (92,327)    (447,633)    (105,532)
   Participant transfers to other
      funding options .....................    (11,781,657)     (9,461,166)       (193,362)      (127,704)    (189,911)    (242,330)
   Other payments to participants .........     (1,216,925)       (635,243)        (18,533)            --      (45,410)          --
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .     63,858,110      61,311,695       1,121,225      2,114,221    1,224,322    3,078,010
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets     81,740,331     113,100,033       1,385,263      2,851,769    1,745,002    4,063,718


NET ASSETS:
      Beginning of year ...................    227,937,308     114,837,275       4,295,847      1,444,078    6,135,644    2,071,926
                                             -------------   -------------   -------------  -------------  -----------  -----------
      End of year .........................  $ 309,677,639   $ 227,937,308   $   5,681,110  $   4,295,847  $ 7,880,646  $ 6,135,644
                                             =============   =============   =============  =============  ===========  ===========



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


PIONEER FUND VCT PORTFOLIO -      PIONEER MID CAP VALUE VCT           PUTNAM VT INTERNATIONAL           PUTNAM VT SMALL CAP VALUE
     CLASS II SHARES              PORTFOLIO - CLASS II SHARES       EQUITY FUND - CLASS IB SHARES         FUND - CLASS IB SHARES
-----------------------------    ------------------------------     -----------------------------     -----------------------------
     2004            2003            2004             2003             2004              2003             2004             2003
     ----            ----            ----             ----             ----              ----             ----             ----
$     (14,297)   $      (7,977)   $    (100,606)   $     (43,296)   $      (5,461)  $     (12,614)    $     (88,745)  $     (40,819)
        9,774             (583)         151,535            4,399           49,126         186,628           162,243          43,125

      208,645          257,489        1,410,435        1,064,794          289,796         233,450         1,537,476       1,243,890
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


      204,122          248,929        1,461,364        1,025,897          333,461         407,464         1,610,974       1,246,196
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


      890,062          757,132        3,404,715        1,928,289          363,258         703,554         2,711,713       1,372,669

      168,930          210,766        1,747,896          696,292          545,023       4,647,053         2,732,686       1,150,909
         (542)            (348)          (2,219)          (1,051)            (920)           (564)           (2,203)         (1,428)
      (58,496)         (75,524)        (369,531)        (206,833)        (128,379)        (47,878)         (336,048)       (232,530)

     (126,708)        (182,616)        (620,046)        (226,212)        (417,990)     (4,477,657)       (1,222,942)       (566,343)
       (2,704)              --          (21,975)              --               --              --            30,831              --
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


      870,542          709,410        4,138,840        2,190,485          360,992         824,508         3,914,037       1,723,277
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------

    1,074,664          958,339        5,600,204        3,216,382          694,453       1,231,972         5,525,011       2,969,473



    1,572,822          614,483        4,925,093        1,708,711        2,070,849         838,877         4,642,128       1,672,655
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------
$   2,647,486    $   1,572,822    $  10,525,297    $   4,925,093    $   2,765,302   $   2,070,849     $  10,167,139   $   4,642,128
=============    =============    =============    =============    =============   =============     =============   =============



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                             SELECT BALANCED PORTFOLIO      SELECT GROWTH PORTFOLIO     SELECT HIGH GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                  2004           2003           2004           2003           2004          2003
                                                  ----           ----           ----           ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...........  $   1,672,817   $   2,028,712   $     139,489  $     258,620  $  (711,355) $  (495,426)
   Realized gain (loss) ...................        (73,600)     (2,641,025)     (2,443,765)    (5,093,814)  (1,492,664)  (3,988,716)
   Change in unrealized gain (loss)
      on investments ......................      9,156,050      28,697,433       9,329,972     28,987,753    8,131,873   23,499,363
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets
         resulting from operations ........     10,755,267      28,085,120       7,025,696     24,152,559    5,927,854   19,015,221
                                             -------------   -------------   -------------  -------------  -----------  -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..........     17,210,428      13,411,525       2,512,194      2,246,601    1,902,545    1,252,222
   Participant transfers from other
      funding options .....................      7,195,426       6,445,066       1,503,858      1,285,343    1,142,415    1,069,970
   Administrative charges .................       (109,035)       (112,162)       (101,772)      (108,998)     (77,689)     (83,791)
   Contract surrenders ....................    (17,638,685)    (18,519,719)     (9,464,010)    (8,713,273)  (6,227,494)  (5,896,067)
   Participant transfers to other
      funding options .....................     (7,727,658)     (8,028,840)     (3,780,231)    (3,773,261)  (3,385,505)  (3,005,552)
   Other payments to participants .........     (2,742,222)     (2,130,908)     (1,046,101)      (463,836)    (332,488)    (271,658)
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .     (3,811,746)     (8,935,038)    (10,376,062)    (9,527,424)  (6,978,216)  (6,934,876)
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets      6,943,521      19,150,082      (3,350,366)    14,625,135   (1,050,362)  12,080,345


NET ASSETS:
      Beginning of year ...................    178,915,724     159,765,642     107,533,358     92,908,223   71,448,279   59,367,934
                                             -------------   -------------   -------------  -------------  -----------  -----------
      End of year .........................  $ 185,859,245   $ 178,915,724   $ 104,182,992  $ 107,533,358  $70,397,917  $71,448,279
                                             =============   =============   =============  =============  ===========  ===========



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


 SB GOVERNMENT PORTFOLIO -          SMITH BARNEY DIVIDEND              SMITH BARNEY GROWTH           SMITH BARNEY PREMIER SELECTIONS
         CLASS A                      STRATEGY PORTFOLIO               AND INCOME PORTFOLIO             ALL CAP GROWTH PORTFOLIO
-----------------------------    ------------------------------     -----------------------------     -----------------------------
     2004            2003            2004             2003             2004              2003             2004             2003
     ----            ----            ----             ----             ----              ----             ----             ----
$   2,352,064    $   1,672,287    $    (309,475)   $    (508,268)   $    (194,485)  $    (317,617)    $    (311,758)  $    (286,312)
      (92,198)         200,832       (1,558,482)      (2,000,605)          13,021        (428,127)         (373,011)     (1,098,541)

     (792,554)      (3,122,784)       2,790,130       12,560,140        3,694,079      10,472,792           959,877       7,098,078
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


    1,467,312       (1,249,665)         922,173       10,051,267        3,512,615       9,727,048           275,108       5,713,225
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


   17,870,016       52,374,430        2,852,003        4,536,821       10,633,111       9,795,448         1,072,966         785,715

   12,902,589       33,976,515        3,044,284        4,570,416        3,535,023       4,475,078           794,722         813,098
      (49,093)         (53,829)         (44,407)         (46,342)         (28,241)        (24,893)          (21,086)        (23,215)
  (11,170,020)     (13,958,964)      (4,753,468)      (3,810,432)      (5,678,557)     (3,656,419)       (1,798,058)     (1,682,913)

  (21,237,646)     (51,548,747)      (5,349,035)      (4,318,466)      (2,206,499)     (1,975,255)       (1,133,427)     (1,402,387)
   (1,342,208)        (723,548)        (274,547)        (465,367)        (447,527)       (130,316)          (83,791)       (186,225)
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


   (3,026,362)      20,065,857       (4,525,170)         466,630        5,807,310       8,483,643        (1,168,674)     (1,695,927)
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------

   (1,559,050)      18,816,192       (3,602,997)      10,517,897        9,319,925      18,210,691          (893,566)      4,017,298



  109,473,112       90,656,920       57,189,881       46,671,984       49,144,960      30,934,269        23,018,534      19,001,236
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------
$ 107,914,062    $ 109,473,112    $  53,586,884    $  57,189,881    $  58,464,885   $  49,144,960     $  22,124,968   $  23,018,534
=============    =============    =============    =============    =============   =============     =============   =============



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE
                                                PORTFOLIO - ALL CAP        PORTFOLIO - BALANCED ALL        PORTFOLIO - GLOBAL ALL
                                                  GROWTH AND VALUE           CAP GROWTH AND VALUE           CAP GROWTH AND VALUE
                                             --------------------------    --------------------------    --------------------------
                                                  2004           2003           2004           2003           2004          2003
                                                  ----           ----           ----           ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...........  $      (9,593)  $          --   $       3,460  $          --  $    (3,806) $        --
   Realized gain (loss) ...................          9,752              --           6,034             --        4,103           --
   Change in unrealized gain (loss)
      on investments ......................        114,203              --          74,452             --       75,954           --
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets
         resulting from operations ........        114,362              --          83,946             --       76,251           --
                                             -------------   -------------   -------------  -------------  -----------  -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..........      2,123,112              --       1,758,904             --      859,788           --
   Participant transfers from other
      funding options .....................        427,964              --         507,548             --      380,788           --
   Administrative charges .................           (134)             --             (57)            --          (37)          --
   Contract surrenders ....................        (19,108)             --          (8,472)            --       (8,782)          --
   Participant transfers to other
      funding options .....................        (62,865)             --        (130,708)            --       (3,433)          --
   Other payments to participants .........             --              --              --             --      (10,342)          --
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .      2,468,969              --       2,127,215             --    1,217,982           --
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets      2,583,331              --       2,211,161             --    1,294,233           --


NET ASSETS:
      Beginning of year ...................             --              --              --             --           --           --
                                             -------------   -------------   -------------  -------------  -----------  -----------
      End of year .........................  $   2,583,331   $          --   $   2,211,161  $          --  $ 1,294,233  $        --
                                             =============   =============   =============  =============  ===========  ===========



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


   MULTIPLE DISCIPLINE
  PORTFOLIO - LARGE CAP                  CONVERTIBLE                    MERRILL LYNCH LARGE
     GROWTH AND VALUE                SECURITIES PORTFOLIO                CAP CORE PORTFOLIO            MFS MID CAP GROWTH PORTFOLIO
-----------------------------    ------------------------------     -----------------------------     -----------------------------
     2004            2003            2004             2003             2004              2003             2004             2003
     ----            ----            ----             ----             ----              ----             ----             ----
$       1,268    $          --    $     181,446    $     245,548    $    (554,485)  $    (441,993)    $  (1,082,575)  $    (952,872)
       14,405               --          106,041           15,823       (2,928,215)     (5,064,473)       (9,255,114)    (10,960,639)

       50,034               --          627,525        1,285,609       11,976,340      16,177,782        19,221,560      32,232,645
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


       65,707               --          915,012        1,546,980        8,493,640      10,671,316         8,883,871      20,319,134
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


      620,275               --        9,501,152        7,305,353          910,894       1,768,452         2,378,270       2,257,463

      685,825               --        3,536,984        1,834,584        1,577,141       1,143,417         2,867,617       3,725,610
          (19)              --           (3,475)          (1,606)         (69,419)        (76,036)          (93,372)       (102,402)
      (13,544)              --       (1,086,944)        (512,055)      (5,408,486)     (5,121,241)       (7,426,319)     (5,486,946)

      (73,896)              --       (2,172,060)        (676,698)      (2,895,892)     (3,527,192)       (4,297,775)     (4,839,653)
           --               --          (68,979)          38,020         (460,266)       (422,155)         (511,289)       (355,962)
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


    1,218,641               --        9,706,678        7,987,598       (6,346,028)     (6,234,755)       (7,082,868)     (4,801,890)
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------

    1,284,348               --       10,621,690        9,534,578        2,147,612       4,436,561         1,801,003      15,517,244



           --               --       13,297,762        3,763,184       64,046,900      59,610,339        76,465,013      60,947,769
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------
$   1,284,348    $          --    $  23,919,452    $  13,297,762    $  66,194,512   $  64,046,900     $  78,266,016   $  76,465,013
=============    =============    =============    =============    =============   =============     =============   =============



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                 SOCIAL AWARENESS               EQUITY AND INCOME
                                                  STOCK PORTFOLIO              PORTFOLIO - CLASS II      MFS TOTAL RETURN PORTFOLIO
                                            -----------------------------    --------------------------  --------------------------
                                                  2004           2003           2004           2003           2004          2003
                                                  ----           ----           ----           ----           ----          ----
OPERATIONS:
   Net investment income (loss) ........... $    (165,120)  $    (157,433)  $    (733,330) $       6,178 $  2,399,535  $  1,443,098
   Realized gain (loss) ...................      (157,545)       (464,342)        104,118         50,619    5,444,748      (638,637)
   Change in unrealized gain (loss)
      on investments ......................     1,436,564       5,078,170       5,975,952      1,179,248    9,605,666    19,608,199
                                            -------------   -------------   -------------  ------------- ------------  ------------

      Net increase (decrease) in net assets
         resulting from operations ........     1,113,899       4,456,395       5,346,740      1,236,045   17,449,949    20,412,660
                                            -------------   -------------   -------------  ------------- ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..........     2,890,048       3,179,334      44,973,584     14,820,614   24,364,240    25,967,921
   Participant transfers from other
      funding options .....................       864,954       1,364,099       8,894,063      3,471,116   16,760,007    15,144,096
   Administrative charges .................       (15,543)        (15,667)         (4,652)          (174)    (104,463)     (100,257)
   Contract surrenders ....................    (1,747,261)     (1,392,491)     (2,139,538)      (148,166) (15,970,975)  (11,989,339)
   Participant transfers to other
      funding options .....................      (903,692)     (1,038,150)     (3,044,337)      (500,870)  (8,758,041)   (9,593,611)
   Other payments to participants .........      (107,622)        (97,899)         66,222             --   (1,560,969)   (1,457,798)
                                            -------------   -------------   -------------  -------------  ------------ ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .       980,884       1,999,226      48,745,342     17,642,520   14,729,799    17,971,012
                                            -------------   -------------   -------------  ------------- ------------  ------------

      Net increase (decrease) in net assets     2,094,783       6,455,621      54,092,082     18,878,565   32,179,748    38,383,672


NET ASSETS:
      Beginning of year ...................    22,349,658      15,894,037      18,878,565             --  167,426,174   129,042,502
                                            -------------   -------------   -------------  ------------- ------------  ------------
      End of year ......................... $  24,444,441   $  22,349,658   $  72,970,647  $  18,878,565 $199,605,922  $167,426,174
                                            =============   =============   =============  ============= ============  ============



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


    PIONEER STRATEGIC              SB ADJUSTABLE RATE INCOME          SMITH BARNEY AGGRESSIVE               SMITH BARNEY HIGH
    INCOME PORTFOLIO               PORTFOLIO - CLASS I SHARES             GROWTH PORTFOLIO                   INCOME PORTFOLIO
-----------------------------    ------------------------------     -----------------------------     -----------------------------
     2004            2003            2004             2003             2004              2003             2004             2003
     ----            ----            ----             ----             ----              ----             ----             ----
$     461,494    $          --    $       4,396    $          --    $  (5,065,761)  $  (3,331,679)    $   5,754,128   $   3,908,604
       36,232               --              816               --        1,179,711      (2,353,880)         (465,721)       (812,693)

     (104,889)              --           (8,482)              --       30,874,596      68,903,207         1,360,230       8,788,715
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


      392,837               --           (3,270)              --       26,988,546      63,217,648         6,648,637      11,884,626
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


    6,719,620               --        1,106,685               --       71,068,836      56,186,805        19,505,816      14,975,029

    2,338,669               --        1,718,405               --       20,496,145      23,165,915         7,997,278      10,873,066
         (201)              --              (83)              --         (239,586)       (220,026)          (37,868)        (34,110)
     (161,839)              --          (19,024)              --      (25,850,324)    (16,921,942)       (7,411,888)     (5,128,978)

   (1,529,920)              --       (1,550,203)              --      (12,385,631)    (12,674,478)       (7,163,822)     (5,720,199)
      (21,815)              --               --               --       (1,050,045)     (1,127,628)         (899,004)       (363,026)
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


    7,344,514               --        1,255,780               --       52,039,395      48,408,646        11,990,512      14,601,782
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------

    7,737,351               --        1,252,510               --       79,027,941     111,626,294        18,639,149      26,486,408



           --               --               --               --      292,990,118     181,363,824        68,138,551      41,652,143
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------
$   7,737,351    $          --    $   1,252,510    $          --    $ 372,018,059   $ 292,990,118     $  86,777,700   $  68,138,551
=============    =============    =============    =============    =============   =============     =============   =============



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                                                              SMITH BARNEY LARGE
                                             SMITH BARNEY INTERNATIONAL       SMITH BARNEY LARGE CAP            CAPITALIZATION
                                              ALL CAP GROWTH PORTFOLIO            VALUE PORTFOLIO              GROWTH PORTFOLIO
                                            -----------------------------    --------------------------  --------------------------
                                                  2004           2003           2004           2003           2004          2003
                                                  ----           ----           ----           ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...........  $    (222,843)  $    (130,579)  $     387,383  $     246,090  $  (343,156) $  (195,261)
   Realized gain (loss) ...................     (1,830,798)     (4,825,358)     (1,628,057)    (4,355,876)     145,828      (12,518)
   Change in unrealized gain (loss)
      on investments ......................      8,895,561      13,901,632       8,906,806     23,352,581     (268,546)   4,962,491
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets
         resulting from operations ........      6,841,920       8,945,695       7,666,132     19,242,795     (465,874)   4,754,712
                                             -------------   -------------   -------------  -------------  -----------  -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..........      2,844,801       2,879,933       1,805,701      2,371,256    7,693,051    7,476,529
   Participant transfers from other
      funding options .....................      2,363,035       4,934,653       2,067,023      3,374,234    5,048,878    7,494,521
   Administrative charges .................        (48,621)        (50,355)        (83,870)       (88,683)     (13,070)      (7,441)
   Contract surrenders ....................     (3,675,393)     (3,097,823)     (7,886,584)    (7,753,492)  (2,187,252)    (924,027)
   Participant transfers to other
      funding options .....................     (3,123,496)     (5,817,871)     (3,794,391)    (5,653,676)  (3,003,306)  (1,062,430)
   Other payments to participants .........       (263,276)       (173,015)     (1,066,308)      (807,335)     (58,905)      (6,422)
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .     (1,902,950)     (1,324,478)     (8,958,429)    (8,557,696)   7,479,396   12,970,730
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets      4,938,970       7,621,217      (1,292,297)    10,685,099    7,013,522   17,725,442


NET ASSETS:
      Beginning of year ...................     43,759,514      36,138,297      91,665,053     80,979,954   24,273,007    6,547,565
                                             -------------   -------------   -------------  -------------  -----------  -----------
      End of year .........................  $  48,698,484   $  43,759,514   $  90,372,756  $  91,665,053  $31,286,529  $24,273,007
                                             =============   =============   =============  =============  ===========  ===========



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


   SMITH BARNEY MID CAP              SMITH BARNEY MONEY                 TRAVELERS MANAGED                 COMSTOCK PORTFOLIO -
      CORE PORTFOLIO                  MARKET PORTFOLIO                  INCOME PORTFOLIO                     CLASS II SHARES
-----------------------------    ------------------------------     -----------------------------     -----------------------------
     2004            2003            2004             2003             2004              2003             2004             2003
     ----            ----            ----             ----             ----              ----             ----             ----
$    (525,917)   $    (346,555)   $    (575,794)   $    (919,184)   $   1,405,764   $     985,737     $  (1,224,874)  $    (762,154)
      257,403          (78,003)              --               --          (31,472)         (2,480)          389,232        (883,460)

    3,248,806        6,304,258               --               --         (931,005)         75,706        24,393,008      30,067,749
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


    2,980,292        5,879,700         (575,794)        (919,184)         443,287       1,058,963        23,557,366      28,422,135
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


    5,761,004        6,814,620       33,430,011       34,934,783       20,453,005      22,670,159        26,519,085      22,094,635

    3,073,807        4,358,298       18,369,121       37,217,920        3,559,859       5,254,520        14,193,582      11,877,775
      (18,390)         (15,295)         (43,546)         (55,351)          (9,202)         (4,499)          (87,394)        (76,885)
   (2,396,745)      (1,518,568)     (14,685,919)     (20,566,305)      (2,595,457)     (1,561,877)      (12,556,309)     (8,567,052)

   (2,350,561)      (2,242,722)     (47,859,046)     (71,860,804)      (9,180,186)     (3,934,011)       (6,972,425)     (7,166,099)
      (77,922)         (34,637)        (720,987)      (1,282,948)         (48,690)        (52,592)       (1,477,923)       (558,738)
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------


    3,991,193        7,361,696      (11,510,366)     (21,612,705)      12,179,329      22,371,700        19,618,616      17,603,636
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------

    6,971,485       13,241,396      (12,086,160)     (22,531,889)      12,622,616      23,430,663        43,175,982      46,025,771



   30,450,744       17,209,348       98,975,671      121,507,560       32,821,603       9,390,940       137,449,343      91,423,572
-------------    -------------    -------------    -------------    -------------   -------------     -------------   -------------
$  37,422,229    $  30,450,744    $  86,889,511    $  98,975,671    $  45,444,219   $  32,821,603     $ 180,625,325   $ 137,449,343
=============    =============    =============    =============    =============   =============     =============   =============



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                                                            SMITH BARNEY SMALL CAP
                                             EMERGING GROWTH PORTFOLIO -          GROWTH AND INCOME          GROWTH OPPORTUNITIES
                                                  CLASS II SHARES            PORTFOLIO - CLASS II SHARES           PORTFOLIO
                                            -----------------------------    --------------------------  --------------------------
                                                  2004           2003           2004           2003           2004          2003
                                                  ----           ----           ----           ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...........  $  (1,025,879)  $    (876,282)  $    (896,140) $    (670,393) $  (226,604) $  (155,043)
   Realized gain (loss) ...................     (2,615,667)     (2,730,608)        627,083       (308,995)     564,296     (158,653)
   Change in unrealized gain (loss)
      on investments ......................      7,180,284      17,061,012      13,877,096     21,367,905    1,752,915    4,089,412
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets
         resulting from operations ........      3,538,738      13,454,122      13,608,039     20,388,517    2,090,607    3,775,716
                                             -------------   -------------   -------------  -------------  -----------  -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..........      5,452,697       7,179,648      14,506,748     17,885,584    2,046,288    1,464,898
   Participant transfers from other
      funding options .....................      3,227,939       4,240,094       8,589,580     11,109,176    3,198,027    4,757,841
   Administrative charges .................        (62,916)        (67,645)        (56,819)       (51,313)     (10,460)      (9,275)
   Contract surrenders ....................     (6,116,388)     (4,828,982)     (9,721,818)    (7,096,379)  (1,238,372)    (865,017)
   Participant transfers to other
      funding options .....................     (3,321,794)     (3,387,583)     (6,230,776)    (5,668,441)  (2,732,218)  (2,683,416)
   Other payments to participants .........       (434,239)       (102,446)     (1,351,974)      (599,407)     (80,250)     (25,450)
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .     (1,254,701)      3,033,086       5,734,941     15,579,220    1,183,015    2,639,581
                                             -------------   -------------   -------------  -------------  -----------  -----------

      Net increase (decrease) in net assets      2,284,037      16,487,208      19,342,980     35,967,737    3,273,622    6,415,297


NET ASSETS:
      Beginning of year ...................     69,737,504      53,250,296     105,963,471     69,995,734   14,817,342    8,402,045
                                             -------------   -------------   -------------  -------------  -----------  -----------
      End of year .........................  $  72,021,541   $  69,737,504   $ 125,306,451  $ 105,963,471  $18,090,964  $14,817,342
                                             =============   =============   =============  =============  ===========  ===========



                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


 EQUITY - INCOME PORTFOLIO -           GROWTH PORTFOLIO -               MID CAP PORTFOLIO -
       SERVICE CLASS 2                   SERVICE CLASS 2                  SERVICE CLASS 2                      COMBINED
-----------------------------    ------------------------------     -----------------------------   ------------------------------
     2004            2003            2004             2003             2004              2003           2004             2003
     ----            ----            ----             ----             ----              ----           ----             ----
$     (23,747)   $     (12,546)   $     (32,282)   $     (19,353)   $    (109,368)  $     (35,534)  $   (4,045,622) $   (3,804,198)
       75,440            5,483           10,508             (742)          73,679          10,170       (7,776,274)    (51,182,991)

      478,903          759,512           66,790          360,243        1,703,778         895,764      238,314,518     520,920,476
-------------    -------------    -------------    -------------    -------------   -------------   --------------  --------------


      530,596          752,449           45,016          340,148        1,668,089         870,400      226,492,622     465,933,287
-------------    -------------    -------------    -------------    -------------   -------------   --------------  --------------


    1,954,228        1,522,533          592,285          698,049        4,084,840       1,206,206      552,655,818     473,840,960

      719,699          593,627          148,917           99,511        2,496,413         683,631      221,700,608     267,107,437
       (1,550)            (958)            (784)            (584)          (1,918)         (1,035)      (1,906,465)     (1,855,990)
     (293,337)        (151,595)         (67,426)         (73,220)        (324,010)       (150,346)    (248,036,663)   (199,982,087)

     (424,425)        (248,717)         (49,828)         (61,766)        (750,296)       (264,870)    (209,376,181)   (253,336,261)
       (6,037)              --           (9,887)              --           39,473              --      (21,158,029)    (14,064,312)
-------------    -------------    -------------    -------------    -------------   -------------   -------------   --------------


    1,948,578        1,714,890          613,277          661,990        5,544,502       1,473,586      293,879,088     271,709,747
-------------    -------------    -------------    -------------    -------------   -------------   --------------  --------------

    2,479,174        2,467,339          658,293        1,002,138        7,212,591       2,343,986      520,371,710     737,643,034



    4,214,707        1,747,368        1,756,287          754,149        3,782,647       1,438,661    2,656,062,263   1,918,419,229
-------------    -------------    -------------    -------------    -------------   -------------   --------------  --------------
$   6,693,881    $   4,214,707    $   2,414,580    $   1,756,287    $  10,995,238   $   3,782,647   $3,176,433,973  $2,656,062,263
=============    =============    =============    =============    =============   =============   ==============  ==============



                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account PF II for Variable Annuities ("Separate Account PF II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account PF II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account PF II is comprised of the Travelers Life & Annuity PrimElite Annuity and the Travelers Life & Annuity PrimElite II product.

Participant purchase payments applied to Separate Account PF II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account PF II were:

   AIM Variable Insurance Funds, Inc., Delaware business trust
        AIM V.I. Capital Appreciation Fund - Series II
        AIM V.I. Premier Equity Fund - Series II
   AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
        AllianceBernstein Premier Growth Portfolio - Class B
        AllianceBernstein Technology Portfolio - Class B
   American Funds Insurance Series, Massachusetts business trust
        Global Growth Fund - Class 2 Shares
        Growth Fund - Class 2 Shares
        Growth-Income Fund - Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
        Mutual Shares Securities Fund - Class 2 Shares
        Templeton Growth Securities Fund - Class 2 Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The Company
        Appreciation Portfolio
        Fundamental Value Portfolio
   Oppenheimer Variable Account Funds, Massachusetts business trust
        Oppenheimer Capital Appreciation Fund/VA - Service Shares
        Oppenheimer Main Street Fund/VA - Service Shares
   Pioneer Variable Contracts Trust, Massachusetts business trust
        Pioneer Fund VCT Portfolio - Class II Shares
        Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   Putnam Variable Trust, Massachusetts business trust
        Putnam VT International Equity Fund - Class IB Shares
        Putnam VT Small Cap Value Fund - Class IB Shares
   Smith Barney Allocation Series Inc., Maryland business trust, Affiliate of The Company
        Select Balanced Portfolio
        Select Growth Portfolio
        Select High Growth Portfolio
   Smith Barney Investment Series, Massachusetts business trust,
   Affiliate of The Company
        SB Government Portfolio - Class A
        Smith Barney Dividend Strategy Portfolio (Formerly Smith
        Barney Large Cap Core Portfolio)
        Smith Barney Growth and Income Portfolio
        Smith Barney Premier Selections All Cap Growth Portfolio
   Smith Barney Multiple Discipline Trust, Massachusetts business trust, Affiliate of The Company
        Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value
        Multiple Discipline Portfolio - Large Cap Growth and Value
   The Travelers Series Trust, Massachusetts business trust, Affiliate of
   The Company
        Convertible Securities Portfolio
        Merrill Lynch Large Cap Core Portfolio
        MFS Mid Cap Growth Portfolio
        Social Awareness Stock Portfolio

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

   The Universal Institutional Funds, Inc., Maryland business trust
        Equity and Income Portfolio - Class II
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The
   Company
        MFS Total Return Portfolio Pioneer Strategic Income Portfolio
        SB Adjustable Rate Income Portfolio - Class I Shares
        Smith Barney Aggressive Growth Portfolio
        Smith Barney High Income Portfolio
        Smith Barney International All Cap Growth Portfolio
        Smith Barney Large Cap Value Portfolio
        Smith Barney Large Capitalization Growth Portfolio
        Smith Barney Mid Cap Core Portfolio
        Smith Barney Money Market Portfolio
        Travelers Managed Income Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
        Comstock Portfolio Class II Shares
        Emerging Growth Portfolio Class II Shares
        Growth and Income Portfolio Class II Shares
   Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The Company
        Smith Barney Small Cap Growth Opportunities Portfolio
   Variable Insurance Products Fund, Massachusetts business trust
        Equity - Income Portfolio - Service Class 2
        Growth Portfolio - Service Class 2
   Variable Insurance Products Fund III, Massachusetts business trust
        Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contact owners.

The following is a summary of significant accounting policies consistently followed by Separate Account PF II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account PF II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account PF II. Separate Account PF II is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account PF II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $505,841,481 and $202,464,660, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $3,139,576,049 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $203,149,420. Gross unrealized depreciation for all investments at December 31, 2004 was $166,360,978.

3.  CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;
  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                              PF II
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Asset-based Charges
                                                                           ---------------------------------------------------------
       Separate Account Charge (1)                                                                     Optional            Total
        (as identified in Note 5)             Product                           M&E        ADM          E.S.P.            Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%                 PrimElite                        1.25%      0.15%                             1.40%

Separate Account Charge 1.65%                 PrimElite II                     1.50%      0.15%                             1.65%

Separate Account Charge 1.90%                 PrimElite II                     1.50%      0.15%          0.25%              1.90%

------------------------------------------------------------------------------------------------------------------------------------

(1)  Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain  sub-accounts.  If a unit value has no assets and units across all sub-accounts  within the Separate Account,  it will not be displayed in Note 5.
------------------------------------------------------------------------------------------------------------------------------------

In addition to the above, there is an annual contract administrative charge of $30 (prorated for partial periods) assessed through the redemption of units.

No sales charges are deducted from participant purchase payments when they are received. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the contract for eight years. The maximum charge, applied to the amount withdrawn, is 8% decreasing to 0% in years nine and later and assessed through the redemption of units.

Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximum charge, applied to the amount withdrawn, is 8% decreasing to 0% in years nine and later and assessed through the redemption of units.

Contract   withdrawal/surrender  payments  for  PF  II  include  $8,486,902  and
$7,461,918 for the years ended December 31, 2004 and 2003, respectively, and are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4.  SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                         DECEMBER 31, 2004
                                                                ------------------------------------------------------------------

                                                                ACCUMULATION     ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                    UNITS         UNITS       VALUE    NET ASSETS      NET ASSETS
                                                                ------------   ------------  -------  -------------   ------------
AIM Variable Insurance Funds, Inc. .................
   AIM V.I. Capital Appreciation Fund - Series II
      Separate Account Charges 1.40% ...............                      --             --   $1.214   $         --   $         --
      Separate Account Charges 1.65% ...............               1,077,607             --    0.986      1,062,476             --
      Separate Account Charges 1.90% ...............                 229,572             --    0.979        224,657             --
   AIM V.I. Premier Equity Fund - Series II
      Separate Account Charges 1.40% ...............                      --             --    1.166             --             --
      Separate Account Charges 1.65% ...............               1,085,405             --    0.872        946,248             --
      Separate Account Charges 1.90% ...............                 309,789             --    0.865        268,056             --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B
      Separate Account Charges 1.40% ...............                      --             --    1.182             --             --
      Separate Account Charges 1.65% ...............               1,223,901             --    0.877      1,073,783             --
      Separate Account Charges 1.90% ...............                  84,080             --    0.871         73,218             --
AllianceBernstein Technology Portfolio - Class B
      Separate Account Charges 1.40% ...............                      --             --    1.247             --             --
      Separate Account Charges 1.65% ...............               1,559,555             --    0.822      1,282,657             --
      Separate Account Charges 1.90% ...............                 221,396             --    0.816        180,731             --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares
      Separate Account Charges 1.40% ...............                      --             --    1.450             --             --
      Separate Account Charges 1.65% ...............               2,257,467             --    1.444      3,259,464             --
      Separate Account Charges 1.90% ...............                 385,385             --    1.438        554,133             --
   Growth Fund - Class 2 Shares
      Separate Account Charges 1.40% ...............                      --             --    1.385             --             --
      Separate Account Charges 1.65% ...............               7,513,013             --    1.379     10,359,550             --
      Separate Account Charges 1.90% ...............               1,392,278             --    1.373      1,911,800             --
   Growth-Income Fund - Class 2 Shares
      Separate Account Charges 1.40% ...............                      --             --    1.364             --             --
      Separate Account Charges 1.65% ...............               8,585,788             --    1.358     11,660,833             --
      Separate Account Charges 1.90% ...............               1,014,630             --    1.353      1,372,304             --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares
      Separate Account Charges 1.40% ...............                      --             --    1.263             --             --
      Separate Account Charges 1.65% ...............              16,331,713             --    1.184     19,338,137             --
      Separate Account Charges 1.90% ...............               1,875,066             --    1.175      2,203,673             --
   Templeton Growth Securities Fund - Class 2 Shares
      Separate Account Charges 1.40% ...............                      --             --    1.359             --             --
      Separate Account Charges 1.65% ...............               9,039,659             --    1.187     10,732,925             --
      Separate Account Charges 1.90% ...............               1,251,578             --    1.178      1,474,953             --

Greenwich Street Series Fund
   Appreciation Portfolio
      Separate Account Charges 1.40% ...............             251,003,610         13,633    1.147    287,996,801         15,642
      Separate Account Charges 1.65% ...............             137,920,833             --    1.082    149,231,278             --
      Separate Account Charges 1.90% ...............              20,966,180             --    1.074     22,513,691             --

                                                                                         DECEMBER 31, 2004
                                                                ------------------------------------------------------------------

                                                                ACCUMULATION     ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                    UNITS         UNITS       VALUE    NET ASSETS      NET ASSETS
                                                                ------------   ------------  -------  -------------   ------------
Greenwich Street Series Fund (continued)
   Fundamental Value Portfolio
      Separate Account Charges 1.40% ...............              97,281,458         31,697   $1.042   $101,386,077   $     33,034
      Separate Account Charges 1.65% ...............             159,997,990         13,744    1.142    182,741,936         15,698
      Separate Account Charges 1.90% ...............              22,496,777             --    1.134     25,500,894             --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -
   Service Shares
      Separate Account Charges 1.40% ...............                      --             --    1.213             --             --
      Separate Account Charges 1.65% ...............               5,141,151             --    0.966      4,968,531             --
      Separate Account Charges 1.90% ...............                 742,889             --    0.959        712,579             --
Oppenheimer Main Street Fund/VA - Service Shares
      Separate Account Charges 1.40% ...............                      --             --    1.226             --             --
      Separate Account Charges 1.65% ...............               6,508,028             --    1.061      6,906,813             --
      Separate Account Charges 1.90% ...............                 924,515             --    1.053        973,833             --

Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio - Class II Shares
      Separate Account Charges 1.40% ...............                      --             --    1.241             --             --
      Separate Account Charges 1.65% ...............               1,995,491             --    1.048      2,091,177             --
      Separate Account Charges 1.90% ...............                 534,842             --    1.040        556,309             --
   Pioneer Mid Cap Value VCT Portfolio -
   Class II Shares
      Separate Account Charges 1.40% ...............                      --             --    1.454             --             --
      Separate Account Charges 1.65% ...............               6,608,508             --    1.414      9,344,000             --
      Separate Account Charges 1.90% ...............                 841,746             --    1.403      1,181,297             --

Putnam Variable Trust
  Putnam VT International Equity Fund -
  Class IB Shares
      Separate Account Charges 1.40% ...............                      --             --    1.350             --             --
      Separate Account Charges 1.65% ...............               2,190,698             --    1.166      2,553,562             --
      Separate Account Charges 1.90% ...............                 183,018             --    1.157        211,740             --
   Putnam VT Small Cap Value Fund - Class IB Shares
      Separate Account Charges 1.40% ...............                      --             --    1.596             --             --
      Separate Account Charges 1.65% ...............               6,176,092             --    1.476      9,117,295             --
      Separate Account Charges 1.90% ...............                 716,503             --    1.465      1,049,844             --

Smith Barney Allocation Series Inc. ................
   Select Balanced Portfolio
      Separate Account Charges 1.40% ...............             118,519,527          6,273    1.250    148,149,942          7,841
      Separate Account Charges 1.65% ...............              27,808,470             --    1.166     32,427,896             --
      Separate Account Charges 1.90% ...............               4,556,847             --    1.157      5,273,566             --
   Select Growth Portfolio
      Separate Account Charges 1.40% ...............              89,792,151             --    1.091     97,924,538             --
      Separate Account Charges 1.65% ...............               4,445,270             --    1.112      4,945,391             --
      Separate Account Charges 1.90% ...............               1,189,301             --    1.104      1,313,063             --
   Select High Growth Portfolio
      Separate Account Charges 1.40% ...............              61,291,373             --    1.107     67,852,623             --
      Separate Account Charges 1.65% ...............               2,060,321             --    1.108      2,283,316             --
      Separate Account Charges 1.90% ...............                 238,199             --    1.100        261,978             --

                                                                                         DECEMBER 31, 2004
                                                                ------------------------------------------------------------------

                                                                ACCUMULATION     ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                    UNITS         UNITS       VALUE    NET ASSETS      NET ASSETS
                                                                ------------   ------------  -------  -------------   ------------
Smith Barney Investment Series
   SB Government Portfolio - Class A
      Separate Account Charges 1.40% ...............              19,812,094             --   $1.239   $ 24,551,182   $         --
      Separate Account Charges 1.65% ...............              68,323,320         17,820    1.078     73,643,130         19,207
      Separate Account Charges 1.90% ...............               9,068,341             --    1.070      9,700,543             --
   Smith Barney Dividend Strategy Portfolio
      Separate Account Charges 1.40% ...............              57,711,324             --    0.681     39,298,158             --
      Separate Account Charges 1.65% ...............              13,921,645             --    0.907     12,626,247             --
      Separate Account Charges 1.90% ...............               1,847,011             --    0.900      1,662,479             --
   Smith Barney Growth and Income Portfolio
      Separate Account Charges 1.40% ...............              32,866,360             --    0.858     28,196,069             --
      Separate Account Charges 1.65% ...............              24,352,581             --    1.061     25,844,069             --
      Separate Account Charges 1.90% ...............               4,201,219             --    1.053      4,424,747             --
   Smith Barney Premier Selections All Cap
   Growth Portfolio
      Separate Account Charges 1.40% ...............              23,646,535             --    0.860     20,335,896             --
      Separate Account Charges 1.65% ...............               1,488,651             --    0.969      1,442,974             --
      Separate Account Charges 1.90% ...............                 359,780             --    0.962        346,098             --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap
   Growth and Value
      Separate Account Charges 1.40% ...............                      --             --    1.005             --             --
      Separate Account Charges 1.65% ...............               2,153,379             --    1.003      2,158,778             --
      Separate Account Charges 1.90% ...............                 424,411             --    1.000        424,553             --
   Multiple Discipline Portfolio - Balanced All Cap
   Growth and Value
      Separate Account Charges 1.40% ...............                      --             --    1.001             --             --
      Separate Account Charges 1.65% ...............               1,898,313             --    0.999      1,896,197             --
      Separate Account Charges 1.90% ...............                 316,002             --    0.997        314,964             --
   Multiple Discipline Portfolio - Global All Cap
   Growth and Value
      Separate Account Charges 1.40% ...............                      --             --    1.031             --             --
      Separate Account Charges 1.65% ...............                 971,238             --    1.029        998,938             --
      Separate Account Charges 1.90% ...............                 287,731             --    1.026        295,295             --
   Multiple Discipline Portfolio - Large Cap
   Growth and Value
      Separate Account Charges 1.40% ...............                      --             --    1.002             --             --
      Separate Account Charges 1.65% ...............                 687,609             --    1.000        687,533             --
      Separate Account Charges 1.90% ...............                 598,174             --    0.998        596,815             --

The Travelers Series Trust
   Convertible Securities Portfolio
      Separate Account Charges 1.40% ...............                      --             --    1.136             --             --
      Separate Account Charges 1.65% ...............              18,257,455             --    1.192     21,768,251             --
      Separate Account Charges 1.90% ...............               1,817,843             --    1.183      2,151,201             --
   Merrill Lynch Large Cap Core Portfolio
      Separate Account Charges 1.40% ...............              70,470,570             --    0.883     62,245,617             --
      Separate Account Charges 1.65% ...............               3,462,259             --    1.021      3,533,934             --
      Separate Account Charges 1.90% ...............                 409,648             --    1.013        414,961             --
   MFS Mid Cap Growth Portfolio
      Separate Account Charges 1.40% ...............              71,376,901          9,293    1.016     72,543,269          9,444
      Separate Account Charges 1.65% ...............               6,450,235             --    0.785      5,063,707             --
      Separate Account Charges 1.90% ...............                 833,779             --    0.779        649,596             --

                                                                                         DECEMBER 31, 2004
                                                                ------------------------------------------------------------------

                                                                ACCUMULATION     ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                    UNITS         UNITS       VALUE    NET ASSETS      NET ASSETS
                                                                ------------   ------------  -------  -------------   ------------
The Travelers Series Trust (continued)
   Social Awareness Stock Portfolio
      Separate Account Charges 1.40% ...............              18,602,786             --   $0.807   $ 15,007,199   $         --
      Separate Account Charges 1.65% ...............               8,618,425             --    0.989      8,524,168             --
      Separate Account Charges 1.90% ...............                 930,219             --    0.982        913,074             --

The Universal Institutional Funds, Inc. ............
   Equity and Income Portfolio - Class II
      Separate Account Charges 1.40% ...............                      --             --    1.277             --             --
      Separate Account Charges 1.65% ...............              51,520,513             --    1.272     65,528,283             --
      Separate Account Charges 1.90% ...............               5,875,896             --    1.267      7,442,364             --

Travelers Series Fund Inc. .........................
   MFS Total Return Portfolio
      Separate Account Charges 1.40% ...............              86,587,495             --    1.370    118,614,612             --
      Separate Account Charges 1.65% ...............              61,646,231         12,756    1.198     73,835,022         15,278
      Separate Account Charges 1.90% ...............               6,007,575             --    1.189      7,141,010             --
   Pioneer Strategic Income Portfolio
      Separate Account Charges 1.40% ...............                      --             --    1.073             --             --
      Separate Account Charges 1.65% ...............               6,291,670             --    1.071      6,739,200             --
      Separate Account Charges 1.90% ...............                 933,893             --    1.069        998,151             --
   SB Adjustable Rate Income Portfolio -
   Class I Shares
      Separate Account Charges 1.40% ...............                      --             --    0.996             --             --
      Separate Account Charges 1.65% ...............               1,103,173             --    0.994      1,096,895             --
      Separate Account Charges 1.90% ...............                 156,852             --    0.992        155,615             --
   Smith Barney Aggressive Growth Portfolio
      Separate Account Charges 1.40% ...............             194,865,507         15,183    0.923    179,843,944         14,013
      Separate Account Charges 1.65% ...............             178,313,906             --    0.949    169,209,031             --
      Separate Account Charges 1.90% ...............              24,370,479             --    0.942     22,951,071             --
   Smith Barney High Income Portfolio
      Separate Account Charges 1.40% ...............              39,253,013             --    1.090     42,770,545             --
      Separate Account Charges 1.65% ...............              29,278,952             --    1.302     38,126,860             --
      Separate Account Charges 1.90% ...............               4,550,092             --    1.292      5,880,295             --
   Smith Barney International All Cap Growth
   Portfolio
      Separate Account Charges 1.40% ...............              49,994,349             --    0.803     40,139,098             --
      Separate Account Charges 1.65% ...............               6,739,520             --    1.059      7,137,888             --
      Separate Account Charges 1.90% ...............               1,352,374             --    1.051      1,421,498             --
   Smith Barney Large Cap Value Portfolio
      Separate Account Charges 1.40% ...............              86,533,225             --    0.978     84,613,130             --
      Separate Account Charges 1.65% ...............               4,853,022             --    1.029      4,993,860             --
      Separate Account Charges 1.90% ...............                 749,840             --    1.021        765,766             --
   Smith Barney Large Capitalization Growth
   Portfolio
      Separate Account Charges 1.40% ...............              11,214,799             --    0.964     10,813,919             --
      Separate Account Charges 1.65% ...............              17,325,883             --    1.055     18,275,148             --
      Separate Account Charges 1.90% ...............               2,099,159             --    1.047      2,197,462             --
   Smith Barney Mid Cap Core Portfolio
      Separate Account Charges 1.40% ...............              13,389,846             --    1.042     13,952,794             --
      Separate Account Charges 1.65% ...............              18,624,981             --    1.133     21,097,387             --
      Separate Account Charges 1.90% ...............               2,110,037             --    1.124      2,372,048             --
   Smith Barney Money Market Portfolio
      Separate Account Charges 1.40% ...............              39,251,940             --    1.107     43,470,382             --
      Separate Account Charges 1.65% ...............              39,228,752             --    0.979     38,394,960             --
      Separate Account Charges 1.90% ...............               5,172,548             --    0.971      5,024,169             --

                                                                                         DECEMBER 31, 2004
                                                                --------------------------------------------------------------------

                                                                ACCUMULATION     ANNUITY      UNIT      ACCUMULATION      ANNUITY
                                                                    UNITS         UNITS       VALUE      NET ASSETS      NET ASSETS
                                                                ------------   ------------  -------    -------------   ------------
Travelers Series Fund Inc. (continued)
   Travelers Managed Income Portfolio
      Separate Account Charges 1.40% ...............                      --             --   $1.012     $         --   $         --
      Separate Account Charges 1.65% ...............              37,028,523             --    1.089       40,331,016             --
      Separate Account Charges 1.90% ...............               4,729,731             --    1.081        5,113,203             --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares
      Separate Account Charges 1.40% ...............              67,832,914             --    1.326       89,937,356             --
      Separate Account Charges 1.65% ...............              66,370,502             --    1.201       79,708,085             --
      Separate Account Charges 1.90% ...............               9,212,344             --    1.192       10,979,884             --
   Emerging Growth Portfolio - Class II Shares
      Separate Account Charges 1.40% ...............             108,152,298             --    0.456       49,310,955             --
      Separate Account Charges 1.65% ...............              20,850,171             --    0.869       18,120,437             --
      Separate Account Charges 1.90% ...............               5,321,920             --    0.863        4,590,149             --
   Growth and Income Portfolio - Class II Shares
      Separate Account Charges 1.40% ...............              56,329,519             --    1.154       65,017,106             --
      Separate Account Charges 1.65% ...............              43,119,673             --    1.204       51,930,909             --
      Separate Account Charges 1.90% ...............               6,993,309             --    1.195        8,358,436             --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio
      Separate Account Charges 1.40% ...............              10,554,212             --    1.116       11,776,048             --
      Separate Account Charges 1.65% ...............               4,782,328             --    1.178        5,632,851             --
      Separate Account Charges 1.90% ...............                 583,489             --    1.169          682,065             --

Variable Insurance Products Fund
   Equity - Income Portfolio - Service Class 2
      Separate Account Charges 1.40% ...............                      --             --    1.279               --             --
      Separate Account Charges 1.65% ...............               5,062,465             --    1.139        5,763,810             --
      Separate Account Charges 1.90% ...............                 823,033             --    1.130          930,071             --
   Growth Portfolio - Service Class 2
      Separate Account Charges 1.40% ...............                      --             --    1.179               --             --
      Separate Account Charges 1.65% ...............               2,119,684             --    0.901        1,910,004             --
      Separate Account Charges 1.90% ...............                 564,171             --    0.894          504,576             --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2
      Separate Account Charges 1.40% ...............                      --             --    1.552               --             --
      Separate Account Charges 1.65% ...............               6,568,572             --    1.487        9,765,554             --
      Separate Account Charges 1.90% ...............                 833,326             --    1.476        1,229,684             --
                                                                                                       --------------   ------------

Net Contract Owners' Equity ........................                                                   $3,176,303,816   $    130,157
                                                                                                       ==============   ============

6. STATEMENT OF INVESTMENTS

                                                                                        FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                               -----------------------------------------------------

INVESTMENTS                                                                      NO. OF        MARKET       COST OF       PROCEEDS
                                                                                 SHARES        VALUE       PURCHASES     FROM SALES
                                                                               -----------  ------------  ------------  ------------
AIM Variable Insurance Funds, Inc. (0.1%)
   AIM V.I. Capital Appreciation Fund - Series II (Cost $1,091,159)                 57,206  $  1,287,133  $    388,327  $     80,969
   AIM V.I. Premier Equity Fund - Series II (Cost $1,086,957)                       57,333     1,214,304       344,864       141,612
                                                                               -----------  ------------  ------------  ------------
      Total (Cost $2,178,116)                                                      114,539     2,501,437       733,191       222,581
                                                                               -----------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
   AllianceBernstein Premier Growth Portfolio - Class B (Cost $977,064)             49,632     1,147,001       265,514        51,073
   AllianceBernstein Technology Portfolio - Class B (Cost $1,263,874)               97,042     1,463,388       621,257       317,683
                                                                               -----------  ------------  ------------  ------------
      Total (Cost $2,240,938)                                                      146,674     2,610,389       886,771       368,756
                                                                               -----------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (0.9%)
   Global Growth Fund - Class 2 Shares (Cost $3,399,496)                           221,335     3,813,597     2,754,673        66,312
   Growth Fund - Class 2 Shares (Cost $11,031,073)                                 240,144    12,271,350     8,648,587       104,420
   Growth-Income Fund - Class 2 Shares (Cost $11,937,628)                          355,708    13,033,137     9,288,892       127,367
                                                                               -----------  ------------  ------------  ------------
      Total (Cost $26,368,197)                                                     817,187    29,118,084    20,692,152       298,099
                                                                               -----------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.1%)
   Mutual Shares Securities Fund - Class 2 Shares (Cost $18,652,848)             1,294,580    21,541,810    11,171,108       574,166
   Templeton Growth Securities Fund - Class 2 Shares (Cost $9,994,102)             951,510    12,207,878     5,197,242       228,936
                                                                               -----------  ------------  ------------  ------------
      Total (Cost $28,646,950)                                                   2,246,090    33,749,688    16,368,350       803,102
                                                                               -----------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (24.2%)
   Appreciation Portfolio (Cost $426,952,161)                                   19,622,595   459,757,412    38,736,227    10,227,773
   Fundamental Value Portfolio (Cost $271,867,435)                              14,676,665   309,677,639    70,984,614     2,456,084
                                                                               -----------  ------------  ------------  ------------
      Total (Cost $698,819,596)                                                 34,299,260   769,435,051   109,720,841    12,683,857
                                                                               -----------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.4%)
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $4,732,982)     154,672     5,681,110     1,356,817       310,247
   Oppenheimer Main Street Fund/VA - Service Shares (Cost $6,510,902)              380,708     7,880,646     1,596,004       443,339
                                                                               -----------  ------------  ------------  ------------
      Total (Cost $11,243,884)                                                     535,380    13,561,756     2,952,821       753,586
                                                                               -----------  ------------  ------------  ------------

PIONEER VARIABLE CONTRACTS TRUST (0.4%)
   Pioneer Fund VCT Portfolio - Class II Shares (Cost $2,259,658)                  129,083     2,647,486       965,143       109,258
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $8,215,904)         430,659    10,525,297     4,572,609       469,480
                                                                               -----------  ------------  ------------  ------------
      Total (Cost $10,475,562)                                                     559,742    13,172,783     5,537,752       578,738
                                                                               -----------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.4%)
   Putnam VT International Equity Fund - Class IB Shares (Cost $2,246,639)         187,988     2,765,302       756,372       401,308
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $7,652,382)              446,123    10,167,139     4,657,063       832,839
                                                                               -----------  ------------  ------------  ------------
      Total (Cost $9,899,021)                                                      634,111    12,932,441     5,413,435     1,234,147
                                                                               -----------  ------------  ------------  ------------

SMITH BARNEY ALLOCATION SERIES INC. (11.3%)
   Select Balanced Portfolio (Cost $181,285,517)                                15,644,718   185,859,245    14,505,756    16,679,830
   Select Growth Portfolio (Cost $117,231,975)                                  10,017,595   104,182,992     2,709,022    12,966,288
   Select High Growth Portfolio (Cost $75,542,654)                               5,681,833    70,397,917     1,452,046     9,155,276
                                                                               -----------  ------------  ------------  ------------
      Total (Cost $374,060,146)                                                 31,344,146   360,440,154    18,666,824    38,801,394
                                                                               -----------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (7.6%)
   SB Government Portfolio - Class A (Cost $110,371,670)                         9,524,630   107,914,062    13,165,884    13,864,186
   Smith Barney Dividend Strategy Portfolio (Cost $63,313,657)                   6,034,559    53,586,884     2,448,055     7,294,073
   Smith Barney Growth and Income Portfolio (Cost $54,847,385)                   6,128,395    58,464,885     9,420,799     3,818,038
   Smith Barney Premier Selections All Cap Growth Portfolio (Cost $24,351,198)   1,823,987    22,124,968       916,979     2,401,849
                                                                               -----------  ------------  ------------  ------------
      Total (Cost $252,883,910)                                                 23,511,571   242,090,799    25,951,717    27,378,146
                                                                               -----------  ------------  ------------  ------------

                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                      --------------------------------------------------------------

INVESTMENTS                                                              NO. OF         MARKET         COST OF          PROCEEDS
                                                                         SHARES         VALUE          PURCHASES        FROM SALES
                                                                      ------------  --------------   --------------   --------------
Smith Barney Multiple Discipline Trust (0.2%)
   Multiple Discipline Portfolio - All Cap Growth and Value
   (Cost $2,469,128)                                                       174,314  $    2,583,331   $    2,553,710   $       85,127
   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (Cost $2,136,709)                                                       167,894       2,211,161        2,198,209           62,696
   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (Cost $1,218,279)                                                        83,823       1,294,233        1,230,513           12,291
   Multiple Discipline Portfolio - Large Cap Growth and Value
   (Cost $1,234,315)                                                        89,129       1,284,348        1,331,692           98,821
                                                                      ------------  --------------   --------------   --------------
      Total (Cost $7,058,431)                                              515,160       7,373,073        7,314,124          258,935
                                                                      ------------  --------------   --------------   --------------

THE TRAVELERS SERIES TRUST (6.1%)
   Convertible Securities Portfolio (Cost $22,258,993)                   1,936,798      23,919,452       11,538,745        1,653,637
   Merrill Lynch Large Cap Core Portfolio (Cost $82,488,627)             7,314,311      66,194,512          898,481        7,811,320
   MFS Mid Cap Growth Portfolio (Cost $138,657,441)                      9,970,193      78,266,016        1,591,775        9,771,946
   Social Awareness Stock Portfolio (Cost $24,677,721)                   1,005,944      24,444,441        2,831,703        2,020,447
                                                                      ------------  --------------   --------------   --------------
      Total (Cost $268,082,782)                                         20,227,246     192,824,421       16,860,704       21,257,350
                                                                      ------------  --------------   --------------   --------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (2.3%)
   Equity and Income Portfolio - Class II
      Total (Cost $65,815,447)                                           5,626,110      72,970,647       49,266,695        1,222,562
                                                                      ------------  --------------   --------------   --------------

TRAVELERS SERIES FUND INC. (31.8%)
   MFS Total Return Portfolio (Cost $189,841,002)                       11,645,620     199,605,922       30,028,572        7,709,077
   Pioneer Strategic Income Portfolio (Cost $7,842,241)                    824,878       7,737,351        8,834,981        1,028,972
   SB Adjustable Rate Income Portfolio - Class I Shares
   (Cost $1,260,993)                                                       125,126       1,252,510        2,785,651        1,525,474
   Smith Barney Aggressive Growth Portfolio (Cost $355,127,055)         27,929,284     372,018,059       53,430,067        5,142,019
   Smith Barney High Income Portfolio (Cost $96,534,967)                11,493,735      86,777,700       22,032,905        4,302,249
   Smith Barney International All Cap Growth Portfolio
   (Cost $61,201,410)                                                    3,754,702      48,698,484        2,268,751        4,403,028
   Smith Barney Large Cap Value Portfolio (Cost $97,609,386)             5,009,576      90,372,756        2,704,545       11,293,207
   Smith Barney Large Capitalization Growth Portfolio
   (Cost $28,099,716)                                                    2,177,212      31,286,529        9,505,737        2,374,575
   Smith Barney Mid Cap Core Portfolio (Cost $30,474,020)                2,616,939      37,422,229        5,673,928        2,215,130
   Smith Barney Money Market Portfolio (Cost $86,820,029)               86,820,029      86,820,029       20,886,495       33,041,141
   Travelers Managed Income Portfolio (Cost $46,900,504)                 4,025,174      45,444,219       17,688,736        4,111,181
                                                                      ------------  --------------   --------------   --------------
      Total (Cost $1,001,711,323)                                      156,422,275   1,007,435,788      175,840,368       77,146,053
                                                                      ------------  --------------   --------------   --------------

VAN KAMPEN LIFE INVESTMENT TRUST (11.9%)
   Comstock Portfolio - Class II Shares (Cost $148,469,901)             13,193,961     180,625,325       22,211,063        3,845,508
   Emerging Growth Portfolio - Class II Shares (Cost $97,792,889)        2,787,211      72,021,541        3,403,420        5,697,961
   Growth and Income Portfolio - Class II Shares (Cost $102,721,529)     6,495,928     125,306,451       11,421,871        6,604,845
                                                                      ------------  --------------   --------------   --------------
      Total (Cost $348,984,319)                                         22,477,100     377,953,317       37,036,354       16,148,314
                                                                      ------------  --------------   --------------   --------------

VARIABLE ANNUITY PORTFOLIOS (0.6%)
   Smith Barney Small Cap Growth Opportunities Portfolio
      Total (Cost $14,951,003)                                           1,586,927      18,090,964        3,537,374        2,202,307
                                                                      ------------  --------------   --------------   --------------

VARIABLE INSURANCE PRODUCTS FUND (0.3%)
   Equity - Income Portfolio - Service Class 2 (Cost $5,609,320)           266,795       6,693,881        2,466,639          526,230
   Growth Portfolio - Service Class 2 (Cost $2,105,122)                     76,314       2,414,580          688,475          107,886
                                                                      ------------  --------------   --------------   --------------
      Total (Cost $7,714,442)                                              343,109       9,108,461        3,155,114          634,116
                                                                      ------------  --------------   --------------   --------------

VARIABLE INSURANCE PRODUCTS FUND III (0.3%)
   Mid Cap Portfolio - Service Class 2
      Total (Cost $8,441,982)                                              367,980      10,995,238        5,906,894          472,617
                                                                      ------------  --------------   --------------   --------------

TOTAL INVESTMENTS (100%)
   (COST $3,139,576,049)                                                            $3,176,364,491   $  505,841,481   $  202,464,660
                                                                                    ==============   ==============   ==============

7. FINANCIAL HIGHLIGHTS

                                          YEAR             UNIT VALUE      NET    INVESTMENT(1) EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          ENDED   UNITS    LOWEST TO      ASSETS    INCOME         LOWEST TO          LOWEST TO
                                          DEC 31  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                          ------  ------   ------------- -------- ------------- ----------------  ------------------
AIM VARIABLE INSURANCE FUNDS, INC
   AIM V.I. Capital Appreciation
       Fund - Series II                    2004    1,307   0.979 - 0.986    1,287            --    1.65 - 1.90          4.37 - 4.56
                                           2003      955   0.938 - 0.943      899            --    1.65 - 1.90        26.76 - 27.09
                                           2002      418   0.740 - 0.742      310            --    1.65 - 1.90    (25.80) - (20.94)

   AIM V.I. Premier Equity Fund -
       Series II                           2004    1,395   0.865 - 0.872    1,214          0.37    1.65 - 1.90          3.47 - 3.81
                                           2003    1,129   0.836 - 0.840      948          0.31    1.65 - 1.90        22.58 - 22.81
                                           2002      654   0.682 - 0.684      447          0.68    1.65 - 1.90    (31.60) - (26.82)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC
   AllianceBernstein Premier Growth
       Portfolio - Class B                 2004    1,308   0.871 - 0.877    1,147            --    1.65 - 1.90          6.35 - 6.56
                                           2003    1,025   0.819 - 0.823      844            --    1.65 - 1.90        20.97 - 21.39
                                           2002      356   0.677 - 0.678      242            --    1.65 - 1.90    (32.20) - (23.93)

   AllianceBernstein Technology
       Portfolio - Class B                 2004    1,781   0.816 - 0.822    1,463            --    1.65 - 1.90          3.03 - 3.27
                                           2003    1,399   0.792 - 0.796    1,112            --    1.65 - 1.90        41.18 - 41.39
                                           2002      359   0.561 - 0.563      202            --    1.65 - 1.90    (43.70) - (39.81)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund - Class 2 Shares     2004    2,643   1.438 - 1.444    3,814          0.42    1.65 - 1.90        11.39 - 11.68
                                           2003      605   1.291 - 1.293      782          0.01    1.65 - 1.90        19.98 - 20.62

   Growth Fund - Class 2 Shares            2004    8,905   1.373 - 1.379   12,271          0.25    1.65 - 1.90        10.37 - 10.67
                                           2003    2,127   1.244 - 1.246    2,650          0.24    1.65 - 1.90        11.95 - 11.97

   Growth-Income Fund - Class 2 Shares     2004    9,600   1.353 - 1.358   13,033          1.29    1.65 - 1.90          8.33 - 8.55
                                           2003    2,376   1.249 - 1.251    2,972          1.95    1.65 - 1.90        15.83 - 16.08
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Mutual Shares Securities Fund -
       Class 2 Shares                      2004   18,207   1.175 - 1.184   21,542          0.73    1.65 - 1.90        10.54 - 10.76
                                           2003    8,464   1.063 - 1.069    9,041          0.87    1.65 - 1.90        22.75 - 23.16
                                           2002    2,199   0.866 - 0.868    1,908          0.91    1.65 - 1.90    (13.20) - (12.79)

   Templeton Growth Securities Fund -
       Class 2 Shares                      2004   10,291   1.178 - 1.187   12,208          1.17    1.65 - 1.90        13.82 - 14.13
                                           2003    5,613   1.035 - 1.040    5,836          1.48    1.65 - 1.90        29.70 - 30.00
                                           2002    2,404   0.798 - 0.800    1,923          2.15    1.65 - 1.90    (20.00) - (16.70)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  2004  409,904   1.074 - 1.147  459,757          1.16    1.40 - 1.90          6.76 - 7.20
                                           2003  379,091   1.006 - 1.070  399,416          0.70    1.40 - 1.90        22.24 - 22.85
                                           2002  346,509   0.823 - 0.871  299,834          1.48    1.40 - 1.90    (18.67) - (15.04)
                                           2001  336,418           1.071  360,168          1.12           1.40               (5.31)

   Fundamental Value Portfolio             2004  279,822   1.042 - 1.142  309,678          0.73    1.40 - 1.90          6.18 - 6.65
                                           2003  221,360   0.977 - 1.073  227,937          0.75    1.40 - 1.90        36.05 - 36.83
                                           2002  154,875   0.714 - 0.787  114,837          1.36    1.40 - 1.90    (22.48) - (18.45)
                                           2001   64,153           0.921   59,055          0.42           1.40               (7.90)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation        2004    5,884   0.959 - 0.966    5,681          0.22    1.65 - 1.90          4.58 - 4.77
       Fund/VA - Service Shares            2003    4,665   0.917 - 0.922    4,296          0.26    1.65 - 1.90        28.25 - 28.59
                                           2002    2,015   0.715 - 0.717    1,444          0.03    1.65 - 1.90    (28.30) - (25.98)

   Oppenheimer Main Street Fund/VA -       2004    7,433   1.053 - 1.061    7,881          0.67    1.65 - 1.90          7.01 - 7.28
       Service Shares                      2003    6,211   0.984 - 0.989    6,136          0.67    1.65 - 1.90        24.09 - 24.40
                                           2002    2,607   0.793 - 0.795    2,072          0.02    1.65 - 1.90    (21.56) - (20.50)

                                          YEAR             UNIT VALUE      NET    INVESTMENT(1) EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          ENDED   UNITS    LOWEST TO      ASSETS    INCOME         LOWEST TO          LOWEST TO
                                          DEC 31  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                          ------  ------   ------------- -------- ------------- ----------------  ------------------
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Fund VCT Portfolio -
       Class II Shares                     2004    2,530   1.040 - 1.048    2,647          0.99    1.65 - 1.90          8.79 - 9.17
                                           2003    1,639   0.956 - 0.960    1,573          0.95    1.65 - 1.90        21.17 - 21.37
                                           2002      777   0.789 - 0.791      614          1.07    1.65 - 1.90    (20.90) - (20.62)

   Pioneer Mid Cap Value VCT
       Portfolio - Class II Shares         2004    7,450   1.403 - 1.414   10,525          0.26    1.65 - 1.90        19.40 - 19.83
                                           2003    4,176   1.175 - 1.180    4,925          0.24    1.65 - 1.90        34.59 - 34.86
                                           2002    1,953   0.873 - 0.875    1,709          0.28    1.65 - 1.90    (12.50) - (10.83)
PUTNAM VARIABLE TRUST
   Putnam VT International
       Equity Fund - Class IB Shares       2004    2,374   1.157 - 1.166    2,765         1.44     1.65 - 1.90        13.99 - 14.31
                                           2003    2,032   1.015 - 1.020    2,071         0.74     1.65 - 1.90        26.09 - 26.39
                                           2002    1,040   0.805 - 0.807      839         0.05     1.65 - 1.90    (19.90) - (19.30)

   Putnam VT Small Cap Value
       Fund - Class IB Shares              2004    6,893   1.465 - 1.476   10,167         0.30     1.65 - 1.90        23.84 - 24.14
                                           2003    3,906   1.183 - 1.189    4,642         0.27     1.65 - 1.90        46.77 - 47.15
                                           2002    2,071   0.806 - 0.808    1,673         0.03     1.65 - 1.90    (23.96) - (19.20)
SMITH BARNEY ALLOCATION SERIES INC.
   Select Balanced Portfolio               2004  150,891   1.157 - 1.250  185,859         2.37     1.40 - 1.90          5.57 - 6.11
                                           2003  153,411   1.096 - 1.178  178,916         2.67     1.40 - 1.90        17.98 - 18.63
                                           2002  161,674   0.929 - 0.993  159,766         6.72     1.40 - 1.90      (7.80) - (6.43)
                                           2001  172,336           1.077  185,579         3.87            1.40               (2.71)

   Select Growth Portfolio                 2004   95,427   1.091 - 1.112  104,183         1.55     1.40 - 1.90          6.67 - 7.17
                                           2003  105,572   1.018 - 1.041  107,533         1.68     1.40 - 1.90        27.31 - 28.05
                                           2002  116,858   0.795 - 0.815   92,908        10.77     1.40 - 1.90    (19.13) - (14.75)
                                           2001  135,503           0.983  133,266            -            1.40              (11.12)

   Select High Growth Portfolio            2004   63,590   1.100 - 1.108   70,398         0.39     1.40 - 1.90          8.59 - 9.06
                                           2003   70,417   1.013 - 1.018   71,448         0.62     1.40 - 1.90        34.17 - 34.97
                                           2002   78,953   0.752 - 0.756   59,368         1.10     1.40 - 1.90    (24.80) - (24.32)
                                           2001   91,359           1.000   91,356         5.08            1.40              (13.27)
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio - Class A       2004   97,222   1.070 - 1.239  107,914         3.79     1.40 - 1.90          1.13 - 1.56
                                           2003   98,982   1.058 - 1.220  109,473         3.01     1.40 - 1.90      (1.21) - (0.65)
                                           2002   78,932   1.071 - 1.228   90,657         4.45     1.40 - 1.90          5.10 - 6.41
                                           2001    8,557           1.154    9,873            -            1.40                 4.43

   Smith Barney Dividend Strategy
       Portfolio                           2004   73,480   0.681 - 0.907   53,587         0.91     1.40 - 1.90          1.47 - 1.95
                                           2003   80,743   0.668 - 0.892   57,190         0.45     1.40 - 1.90        21.17 - 21.68
                                           2002   81,876   0.549 - 0.734   46,672         0.61     1.40 - 1.90    (26.99) - (20.52)
                                           2001   77,234           0.752   58,062            -            1.40              (15.70)

   Smith Barney Growth and Income
       Portfolio                           2004   61,420   0.858 - 1.061   58,465         1.17     1.40 - 1.90          6.15 - 6.72
                                           2003   56,233   0.804 - 0.997   49,145         0.65     1.40 - 1.90        27.84 - 28.43
                                           2002   47,149   0.626 - 0.778   30,934         0.81     1.40 - 1.90    (23.28) - (21.18)
                                           2001   37,625           0.816   30,685            -            1.40              (11.97)

   Smith Barney Premier Selections All
       Cap Growth Portfolio                2004   25,495   0.860 - 0.969   22,125            -     1.40 - 1.90          0.94 - 1.42
                                           2003   27,014   0.848 - 0.958   23,019            -     1.40 - 1.90        31.81 - 32.50
                                           2002   29,623   0.640 - 0.725   19,001         0.06     1.40 - 1.90    (27.85) - (22.29)
                                           2001   33,868           0.887   30,031            -            1.40              (15.36)

                                          YEAR             UNIT VALUE      NET    INVESTMENT(1) EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          ENDED   UNITS    LOWEST TO      ASSETS    INCOME         LOWEST TO          LOWEST TO
                                          DEC 31  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                          ------  ------   ------------- -------- ------------- ----------------  ------------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All
       Cap Growth and Value                2004    2,578   1.000 - 1.003    2,583          0.63    1.65 - 1.90          0.60 - 1.42

   Multiple Discipline Portfolio -
       Balanced All Cap Growth and Value   2004    2,214   0.997 - 0.999    2,211          1.64    1.65 - 1.90          3.74 - 5.17

   Multiple Discipline Portfolio - Global
       All Cap Growth and Value            2004    1,259   1.026 - 1.029    1,294          0.85    1.65 - 1.90          4.26 - 5.34

   Multiple Discipline Portfolio - Large   2004    1,286   0.998 - 1.000    1,284          1.51    1.65 - 1.90          1.83 - 4.39
       Cap Growth and Value
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        2004   20,075   1.183 - 1.192   23,919          2.61    1.65 - 1.90          4.23 - 4.56
                                           2003   11,667   1.135 - 1.140   13,298          5.10    1.65 - 1.90        23.91 - 24.18
                                           2002    4,099   0.916 - 0.918    3,763         14.10    1.65 - 1.90      (8.20) - (4.08)

   Merrill Lynch Large Cap Core Portfolio  2004   74,342   0.883 - 1.021   66,195          0.54    1.40 - 1.90        13.69 - 14.23
                                           2003   82,282   0.773 - 0.895   64,047          0.67    1.40 - 1.90        18.96 - 19.47
                                           2002   91,792   0.647 - 0.751   59,610          0.56    1.40 - 1.90    (26.14) - (20.78)
                                           2001  105,781           0.876   92,703          0.04           1.40              (23.56)

   MFS Mid Cap Growth Portfolio            2004   78,670   0.779 - 1.016   78,266            --    1.40 - 1.90        11.93 - 12.51
                                           2003   85,984   0.696 - 0.903   76,465            --    1.40 - 1.90        34.62 - 35.18
                                           2002   91,848   0.517 - 0.668   60,948            --    1.40 - 1.90    (49.58) - (41.22)
                                           2001  104,171           1.325  137,990            --           1.40              (24.72)

   Social Awareness Stock Portfolio        2004   28,151   0.807 - 0.989   24,444          0.77    1.40 - 1.90          4.25 - 4.81
                                           2003   27,384   0.770 - 0.947   22,350          0.60    1.40 - 1.90        26.44 - 27.06
                                           2002   25,387   0.606 - 0.747   15,894          0.93    1.40 - 1.90    (25.92) - (22.23)
                                           2001   22,301           0.818   18,238          0.49           1.40              (16.87)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC
   Equity and Income Portfolio - Class II  2004   57,396   1.267 - 1.272   72,971            --    1.65 - 1.90          9.41 - 9.75
                                           2003   16,285   1.158 - 1.159   18,879          1.16    1.65 - 1.90         8.63 - 14.07
TRAVELERS SERIES FUND INC
   MFS Total Return Portfolio              2004  154,254   1.189 - 1.370  199,606          2.82    1.40 - 1.90          9.38 - 9.95
                                           2003  140,353   1.087 - 1.246  167,426          2.48    1.40 - 1.90        14.30 - 14.84
                                           2002  121,655   0.951 - 1.085  129,043          6.29    1.40 - 1.90      (7.58) - (5.08)
                                           2001   99,837           1.161  115,904          2.73           1.40               (1.36)

   Pioneer Strategic Income Portfolio      2004    7,226   1.069 - 1.071    7,737         17.32    1.65 - 1.90          7.10 - 7.33

   SB Adjustable Rate Income Portfolio -
       Class I Shares                      2004    1,260   0.992 - 0.994    1,253          2.10    1.65 - 1.90      (0.60) - (0.20)

   Smith Barney Aggressive Growth
       Portfolio                           2004  397,565   0.923 - 0.949  372,018            --    1.40 - 1.90          7.90 - 8.46
                                           2003  340,214   0.851 - 0.877  292,990            --    1.40 - 1.90        32.07 - 32.55
                                           2002  280,641   0.642 - 0.663  181,364            --    1.40 - 1.90    (33.54) - (25.51)
                                           2001  210,647           0.966  203,512            --           1.40               (5.39)

   Smith Barney High Income Portfolio      2004   73,082   1.090 - 1.302   86,778          9.00    1.40 - 1.90          8.39 - 9.00
                                           2003   64,059   1.000 - 1.199   68,139          8.73    1.40 - 1.90        25.08 - 25.63
                                           2002   51,069   0.796 - 0.956   41,652         26.25    1.40 - 1.90      (4.56) - (3.15)
                                           2001   44,412           0.834   37,034         11.72           1.40               (5.12)

                                          YEAR             UNIT VALUE      NET    INVESTMENT(1) EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          ENDED   UNITS    LOWEST TO      ASSETS    INCOME         LOWEST TO          LOWEST TO
                                          DEC 31  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                          ------  ------   ------------- -------- ------------- ----------------  ------------------
TRAVELERS SERIES FUND INC. (CONTINUED)
   Smith Barney International All Cap
       Growth Portfolio                   2004     58,086  0.803 - 1.059   48,698         0.94     1.40 - 1.90        15.62 - 16.21
                                          2003     61,479  0.691 - 0.913   43,760         1.08     1.40 - 1.90        25.03 - 25.64
                                          2002     64,910  0.550 - 0.729   36,138         0.95     1.40 - 1.90    (26.67) - (20.89)
                                          2001     71,952          0.750   53,966            -            1.40              (32.13)

   Smith Barney Large Cap Value Portfolio 2004     92,136  0.978 - 1.029   90,373         1.85     1.40 - 1.90          8.50 - 9.15
                                          2003    102,011  0.896 - 0.946   91,665         1.71     1.40 - 1.90        25.30 - 25.84
                                          2002    113,574  0.712 - 0.753   80,980         3.68     1.40 - 1.90    (27.30) - (20.65)
                                          2001    130,550          0.969  126,448         1.39            1.40               (9.44)
   Smith Barney Large Capitalization
       Growth Portfolio                   2004     30,640  0.964 - 1.055   31,287         0.39     1.40 - 1.90      (1.51) - (1.03)
                                          2003     23,690  0.974 - 1.069   24,273         0.03     1.40 - 1.90        44.82 - 45.37
                                          2002      9,415  0.670 - 0.736    6,548         0.48     1.40 - 1.90    (25.80) - (20.48)
                                          2001      3,651          0.903    3,295            -            1.40               (9.70)

   Smith Barney Mid Cap Core Portfolio    2004     34,125  1.042 - 1.133   37,422            -     1.40 - 1.90          8.29 - 8.88
                                          2003     30,314  0.957 - 1.043   30,451            -     1.40 - 1.90        27.36 - 27.94
                                          2002     22,187  0.748 - 0.817   17,209         0.12     1.40 - 1.90    (20.26) - (15.98)
                                          2001      8,351          0.938    7,830            -            1.40               (4.29)

   Smith Barney Money Market Portfolio    2004     83,653  0.971 - 1.107   86,890         0.89     1.40 - 1.90      (1.02) - (0.54)
                                          2003     93,504  0.981 - 1.113   98,976         0.67     1.40 - 1.90      (1.31) - (0.71)
                                          2002    111,874  0.994 - 1.121  121,508         1.26     1.40 - 1.90      (0.50) - (0.18)
                                          2001     93,223          1.123  104,690         3.29            1.40                 2.28

   Travelers Managed Income Portfolio     2004     41,758  1.081 - 1.089   45,444         5.07     1.65 - 1.90          0.93 - 1.11
                                          2003     30,502  1.071 - 1.077   32,822         6.58     1.65 - 1.90          6.36 - 6.74
                                          2002      9,306  1.007 - 1.009    9,391        28.76     1.65 - 1.90          0.90 - 1.61
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio -
       Class II Shares                    2004    143,416  1.192 - 1.326  180,625         0.74     1.40 - 1.90        15.28 - 15.81
                                          2003    124,966  1.034 - 1.145  137,449         0.78     1.40 - 1.90        28.29 - 28.94
                                          2002    105,447  0.806 - 0.888   91,424         0.42     1.40 - 1.90    (20.57) - (17.59)
                                          2001     67,882          1.118   75,867            -            1.40               (4.12)

   Emerging Growth Portfolio -
       Class II Shares                    2004    134,324  0.456 - 0.869   72,022            -     1.40 - 1.90          4.86 - 5.31
                                          2003    142,382  0.433 - 0.827   69,738            -     1.40 - 1.90        24.70 - 25.14
                                          2002    143,919  0.346 - 0.662   53,250         0.05     1.40 - 1.90    (33.59) - (29.49)
                                          2001    135,231          0.521   70,393            -            1.40              (32.60)

Growth and Income Portfolio -
   Class II Shares                        2004    106,443  1.154 - 1.204  125,306         0.73     1.40 - 1.90        12.00 - 12.48
                                          2003    101,462  1.026 - 1.073  105,963         0.69     1.40 - 1.90        25.23 - 25.89
                                          2002     84,918  0.815 - 0.854   69,996         0.63     1.40 - 1.90    (15.89) - (12.70)
                                          2001     54,264          0.969   52,578            -            1.40               (7.36)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
       Opportunities Portfolio            2004     15,920  1.116 - 1.178   18,091         0.08     1.40 - 1.90        13.39 - 13.99
                                          2003     14,922  0.979 - 1.036   14,817            -     1.40 - 1.90        39.32 - 40.06
                                          2002     11,907  0.699 - 0.742    8,402            -     1.40 - 1.90    (26.73) - (21.94)
                                          2001      9,833          0.954    9,377            -            1.40               (4.60)

                                          YEAR             UNIT VALUE      NET    INVESTMENT(1) EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          ENDED   UNITS    LOWEST TO      ASSETS    INCOME         LOWEST TO          LOWEST TO
                                          DEC 31  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                          ------  ------   ------------- -------- ------------- ----------------  ------------------
VARIABLE INSURANCE PRODUCTS FUND
   Equity - Income Portfolio -
       Service Class 2                     2004    5,885   1.130 - 1.139    6,694         1.22     1.65 - 1.90          9.18 - 9.41
                                           2003    4,053   1.035 - 1.041    4,215         1.21     1.65 - 1.90        27.46 - 27.89
                                           2002    2,149   0.812 - 0.814    1,747            -     1.65 - 1.90    (20.93) - (18.60)

   Growth Portfolio - Service Class 2      2004    2,684   0.894 - 0.901    2,415         0.11     1.65 - 1.90          1.13 - 1.46
                                           2003    1,979   0.884 - 0.888    1,756         0.08     1.65 - 1.90        30.00 - 30.40
                                           2002    1,107   0.680 - 0.681      754            -     1.65 - 1.90    (31.90) - (27.19)
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio - Service Class 2     2004    7,402   1.476 - 1.487   10,995            -     1.65 - 1.90        22.39 - 22.69
                                           2003    3,121   1.206 - 1.212    3,783         0.18     1.65 - 1.90        35.66 - 35.87
                                           2002    1,614   0.889 - 0.892    1,439            -     1.65 - 1.90     (10.80) - (9.84)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      AIM V.I. CAPITAL         AIM V.I. PREMIER EQUITY   ALLIANCEBERNSTEIN PREMIER
                                                APPRECIATION FUND - SERIES II     FUND - SERIES II       GROWTH PORTFOLIO - CLASS B
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................       954,583       417,769     1,129,325       654,047     1,025,147       356,251
Accumulation units purchased and
   transferred from other funding options .....       427,314       610,587       416,632       527,255       361,294       707,846
Accumulation units redeemed and
   transferred to other funding options .......       (74,718)      (73,773)     (150,763)      (51,977)      (78,460)      (38,950)
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................     1,307,179       954,583     1,395,194     1,129,325     1,307,981     1,025,147
                                                 ============  ============  ============  ============  ============  ============

                                                     ALLIANCEBERNSTEIN
                                                    TECHNOLOGY PORTFOLIO -      GLOBAL GROWTH FUND -            GROWTH FUND -
                                                          CLASS B                  CLASS 2 SHARES              CLASS 2 SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................     1,398,990       358,972       604,573            --     2,127,129            --
Accumulation units purchased and
   transferred from other funding options .....       868,171     1,188,204     2,157,344       609,853     7,157,094     2,177,156
Accumulation units redeemed and
   transferred to other funding options .......      (486,210)     (148,186)     (119,065)       (5,280)     (378,932)      (50,027)
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................     1,780,951     1,398,990     2,642,852       604,573     8,905,291     2,127,129
                                                 ============  ============  ============  ============  ============  ============

                                                     GROWTH-INCOME FUND -    MUTUAL SHARES SECURITIES    TEMPLETON GROWTH SECURITIES
                                                       CLASS 2 SHARES         FUND - CLASS 2 SHARES         FUND - CLASS 2 SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................     2,375,739            --     8,464,238     2,198,616     5,612,876     2,403,521
Accumulation units purchased and
   transferred from other funding options .....     7,796,048     2,435,867    11,102,108     6,690,547     5,573,650     3,532,016
Accumulation units redeemed and
   transferred to other funding options .......      (571,369)      (60,128)   (1,359,567)     (424,925)     (895,289)     (322,661)
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................     9,600,418     2,375,739    18,206,779     8,464,238    10,291,237     5,612,876
                                                 ============  ============  ============  ============  ============  ============

                                                                                                            OPPENHEIMER CAPITAL
                                                                                                           APPRECIATION FUND/VA -
                                                  APPRECIATION PORTFOLIO    FUNDAMENTAL VALUE PORTFOLIO        SERVICE SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................   379,091,319   346,508,570   221,360,304   154,874,756     4,664,917     2,015,164
Accumulation units purchased and
   transferred from other funding options......    80,578,069    81,306,593    90,265,279    91,849,343     1,750,612     2,926,473
Accumulation units redeemed and
   transferred to other funding options .......   (49,758,055)  (48,716,588)  (31,780,632)  (25,346,923)     (531,489)     (276,720)
Annuity units .................................        (7,077)       (7,256)      (23,285)      (16,872)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................   409,904,256   379,091,319   279,821,666   221,360,304     5,884,040     4,664,917
                                                 ============  ============  ============  ============  ============  ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                  OPPENHEIMER MAIN STREET          PIONEER FUND VCT       PIONEER MID CAP VALUE VCT
                                                  FUND/VA - SERVICE SHARES   PORTFOLIO - CLASS II SHARES PORTFOLIO - CLASS II SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................     6,210,573     2,607,362     1,639,026       777,199     4,175,657     1,952,501
Accumulation units purchased and
   transferred from other funding options .....     1,907,660     4,018,109     1,085,224     1,169,939     4,070,918     2,644,928
Accumulation units redeemed and
   transferred to other funding options .......      (685,690)     (414,898)     (193,917)     (308,112)     (796,321)     (421,772)
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................     7,432,543     6,210,573     2,530,333     1,639,026     7,450,254     4,175,657
                                                 ============  ============  ============  ============  ============  ============

                                                  PUTNAM VT INTERNATIONAL    PUTNAM VT SMALL CAP VALUE
                                               EQUITY FUND - CLASS IB SHARES   FUND - CLASS IB SHARES     SELECT BALANCED PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................     2,031,646     1,040,268     3,906,148     2,071,325   153,411,284   161,674,232
Accumulation units purchased and
   transferred from other funding options .....       865,239     6,135,921     4,180,575     2,622,117    21,565,874    19,338,754
Accumulation units redeemed and
   transferred to other funding options .......      (523,169)   (5,144,543)   (1,194,128)     (787,294)  (24,084,729)  (27,600,992)
Annuity units .................................            --            --            --            --        (1,312)         (710)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................     2,373,716     2,031,646     6,892,595     3,906,148   150,891,117   153,411,284
                                                 ============  ============  ============  ============  ============  ============

                                                                                    SELECT HIGH                SB GOVERNMENT
                                                  SELECT GROWTH PORTFOLIO         GROWTH PORTFOLIO          PORTFOLIO - CLASS A
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................   105,572,092   116,858,007    70,417,309    78,953,123    98,982,301    78,931,694
Accumulation units purchased and
   transferred from other funding options .....     3,856,624     3,858,171     2,949,796     2,679,978    28,408,989    78,270,369
Accumulation units redeemed and
   transferred to other funding options .......   (14,001,994)  (15,144,086)   (9,777,212)  (11,215,792)  (30,160,861)  (58,219,762)
Annuity units .................................            --            --            --            --        (8,854)           --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................    95,426,722   105,572,092    63,589,893    70,417,309    97,221,575    98,982,301
                                                 ============  ============  ============  ============  ============  ============

                                                                                                                SMITH BARNEY
                                                    SMITH BARNEY DIVIDEND       SMITH BARNEY GROWTH        PREMIER SELECTIONS ALL
                                                      STRATEGY PORTFOLIO        AND INCOME PORTFOLIO        CAP GROWTH PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................    80,743,019    81,875,677    56,233,210    47,148,693    27,014,233    29,623,202
Accumulation units purchased and
   transferred from other funding options .....     7,214,755    12,459,823    14,631,512    17,069,217     2,137,774     2,055,594
Accumulation units redeemed and
   transferred to other funding options .......   (14,477,794)  (13,592,481)   (9,444,562)   (7,984,700)   (3,657,041)   (4,664,563)
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................    73,479,980    80,743,019    61,420,160    56,233,210    25,494,966    27,014,233
                                                 ============  ============  ============  ============  ============  ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                    MULTIPLE DISCIPLINE         MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE
                                                 PORTFOLIO - ALL CAP GROWTH   PORTFOLIO - BALANCED ALL     PORTFOLIO - GLOBAL ALL
                                                          AND VALUE             CAP GROWTH AND VALUE        CAP GROWTH AND VALUE
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................            --            --            --            --            --            --
Accumulation units purchased and
   transferred from other funding options .....     2,663,703            --     2,357,548            --     1,282,401            --
Accumulation units redeemed and
   transferred to other funding options .......       (85,913)           --      (143,233)           --       (23,432)           --
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................     2,577,790            --     2,214,315            --     1,258,969            --
                                                 ============  ============  ============  ============  ============  ============

                                                     MULTIPLE DISCIPLINE
                                                    PORTFOLIO - LARGE CAP          CONVERTIBLE              MERRILL LYNCH LARGE
                                                       GROWTH AND VALUE        SECURITIES PORTFOLIO          CAP CORE PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................            --            --    11,667,082     4,099,094    82,282,313    91,792,479
Accumulation units purchased and
   transferred from other funding options .....     1,376,562            --    11,297,712     8,688,034     2,933,358     3,913,262
Accumulation units redeemed and
   transferred to other funding options .......       (90,779)           --    (2,889,496)   (1,120,046)  (10,873,194)  (13,423,428)
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................     1,285,783            --    20,075,298    11,667,082    74,342,477    82,282,313
                                                 ============  ============  ============  ============  ============  ============

                                                    MFS MID CAP GROWTH           SOCIAL AWARENESS            EQUITY AND INCOME
                                                         PORTFOLIO                STOCK PORTFOLIO           PORTFOLIO - CLASS II
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................    85,984,082    91,848,098    27,384,354    25,386,954    16,284,760            --
Accumulation units purchased and
   transferred from other funding options .....     6,252,906     8,500,013     4,217,212     5,818,981    45,424,407    16,879,862
Accumulation units redeemed and
   transferred to other funding options .......   (13,564,837)  (14,362,977)   (3,450,136)   (3,821,581)   (4,312,758)     (595,102)
Annuity units .................................        (1,943)       (1,052)           --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................    78,670,208    85,984,082    28,151,430    27,384,354    57,396,409    16,284,760
                                                 ============  ============  ============  ============  ============  ============

                                                                                 PIONEER STRATEGIC       SB ADJUSTABLE RATE INCOME
                                                 MFS TOTAL RETURN PORTFOLIO       INCOME PORTFOLIO       PORTFOLIO - CLASS I SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................   140,352,953   121,655,417            --            --            --            --
Accumulation units purchased and
   transferred from other funding options .....    35,636,439    39,821,005     8,873,726            --     2,837,201            --
Accumulation units redeemed and
   transferred to other funding options .......   (21,728,998)  (21,123,469)   (1,648,163)           --    (1,577,176)           --
Annuity units .................................        (6,337)           --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................   154,254,057   140,352,953     7,225,563            --     1,260,025            --
                                                 ============  ============  ============  ============  ============  ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                  SMITH BARNEY AGGRESSIVE        SMITH BARNEY HIGH       SMITH BARNEY INTERNATIONAL
                                                     GROWTH PORTFOLIO             INCOME PORTFOLIO        ALL CAP GROWTH PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................   340,213,563   280,640,879    64,058,751    51,068,972    61,478,859    64,910,495
Accumulation units purchased and
   transferred from other funding options .....   102,600,986   102,360,466    23,122,044    24,990,358     6,059,808    10,553,878
Accumulation units redeemed and
   transferred to other funding options .......   (45,241,591)  (42,779,701)  (14,098,738)  (12,000,579)   (9,452,424)  (13,985,514)
Annuity units .................................        (7,883)       (8,081)           --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................   397,565,075   340,213,563    73,082,057    64,058,751    58,086,243    61,478,859
                                                 ============  ============  ============  ============  ============  ============

                                                                                SMITH BARNEY LARGE
                                                   SMITH BARNEY LARGE CAP         CAPITALIZATION             SMITH BARNEY MID CAP
                                                      VALUE PORTFOLIO            GROWTH PORTFOLIO               CORE PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................   102,011,392   113,573,773    23,690,466     9,415,471    30,314,477    22,186,568
Accumulation units purchased and
   transferred from other funding options .....     4,104,147     7,282,288    12,368,839    16,584,639     8,621,659    12,612,935
Accumulation units redeemed and
   transferred to other funding options .......   (13,979,452)  (18,844,669)   (5,419,464)   (2,309,644)   (4,811,272)   (4,485,026)
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................    92,136,087   102,011,392    30,639,841    23,690,466    34,124,864    30,314,477
                                                 ============  ============  ============  ============  ============  ============

                                                     SMITH BARNEY MONEY           TRAVELERS MANAGED         COMSTOCK PORTFOLIO -
                                                      MARKET PORTFOLIO             INCOME PORTFOLIO           CLASS II SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................    93,503,675   111,874,174    30,502,135     9,305,937   124,965,587   105,447,220
Accumulation units purchased and
   transferred from other funding options .....    51,524,295    70,051,048    22,254,419    26,440,783    36,775,772    37,173,252
Accumulation units redeemed and
   transferred to other funding options .......   (61,374,730)  (88,421,547)  (10,998,300)   (5,244,585)  (18,325,599)  (17,654,885)
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................    83,653,240    93,503,675    41,758,254    30,502,135   143,415,760   124,965,587
                                                 ============  ============  ============  ============  ============  ============

                                                                                                           SMITH BARNEY SMALL CAP
                                                EMERGING GROWTH PORTFOLIO -      GROWTH AND INCOME          GROWTH OPPORTUNITIES
                                                      CLASS II SHARES        PORTFOLIO - CLASS II SHARES          PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................   142,382,144   143,918,924   101,461,722    84,917,917    14,921,736    11,906,711
Accumulation units purchased and
   transferred from other funding options .....    12,968,058    19,123,575    21,240,512    31,790,264     5,060,656     7,268,406
Accumulation units redeemed and
   transferred to other funding options .......   (21,025,813)  (20,660,355)  (16,259,733)  (15,246,459)   (4,062,363)   (4,253,381)
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................   134,324,389   142,382,144   106,442,501   101,461,722    15,920,029    14,921,736
                                                 ============  ============  ============  ============  ============  ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                EQUITY - INCOME PORTFOLIO -       GROWTH PORTFOLIO -         MID CAP PORTFOLIO -
                                                     SERVICE CLASS 2               SERVICE CLASS 2              SERVICE CLASS 2
                                                 --------------------------  --------------------------  --------------------------
                                                      2004          2003         2004          2003          2004          2003
                                                      ----          ----         ----          ----          ----          ----
Accumulation and annuity units
   beginning of year ..........................     4,053,471     2,148,598     1,978,961     1,107,444     3,121,234     1,614,198
Accumulation units purchased and
   transferred from other funding options .....     2,522,880     2,354,900       852,055     1,052,025     5,095,069     1,924,413
Accumulation units redeemed and
   transferred to other funding options .......      (690,853)     (450,027)     (147,161)     (180,508)     (814,405)     (417,377)
Annuity units .................................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Accumulation and annuity units
   end of year ................................     5,885,498     4,053,471     2,683,855     1,978,961     7,401,898     3,121,234
                                                 ============  ============  ============  ============  ============  ============

                                                        COMBINED
                                             ------------------------------
                                                      2004          2003
                                                      ----          ----

Accumulation and annuity units
   beginning of year ......................   2,741,759,355   2,462,120,272
Accumulation units purchased and
   transferred from other funding options .     741,652,929     802,069,047
Accumulation units redeemed and
   transferred to other funding options ...    (482,271,980)   (522,395,993)
Annuity units .............................         (56,691)        (33,971)
                                             --------------  --------------
Accumulation and annuity units
   end of year ............................   3,001,083,613   2,741,759,355
                                             ==============  ==============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Separate Account PF II for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account PF II for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account PF II for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut












This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account PF II for Variable Annuities or shares of Separate Account PF II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account PF II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

















SEPPF II (Annual) (12-04) Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                                    PRIMELITE
                                  PRIMELITE II


                       STATEMENT OF ADDITIONAL INFORMATION


           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES










                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY




                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415










L-12685S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2004, 2003 and 2002 Balance Sheets as of December 31, 2004 and 2003
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-32581, filed July 31, 1997.)

       2.         Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-32581, filed July 31, 1997.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-32581, filed November 4, 1997.)

       6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

       6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-32581, filed July 31, 1997.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis. (Incorporated herein by reference to exhibit 15(b) to Post-Effective Amendment No. 3, File No. 333-32581, filed April 17, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 33-65343, filed February 26, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, file No. 333-72336 filed April 19, 2002.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy, and William P. Krivoshik. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, file No. 333-123336, filed March 15, 2005.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------

George C. Kokulis                              Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey                                Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer

Kathleen L. Preston                            Director and Executive Vice President

Edward W. Cassidy                              Director and Executive Vice President

Brendan M. Lynch                               Executive Vice President

David P. Marks                                 Executive Vice President and Chief Investment Officer

Winnifred Grimaldi                             Senior Vice President

Marla Berman Lewitus                           Director, Senior Vice President and General Counsel

William P. Krivoshik                           Director, Senior Vice President and Chief Information Officer

David A. Golino                                Vice President and Controller

Donald R. Munson, Jr.                          Vice President

Mark Remington                                 Vice President

Tim W. Still                                   Vice President

Bennett Kleinberg                              Vice President

Dawn Fredette                                  Vice President

George E. Eknaian                              Vice President and Chief Actuary

Linn K. Richardson                             Second Vice President and Actuary

Paul Weissman                                  Second Vice President and Actuary

Ernest J.Wright                                Vice President and Secretary

Kathleen A. McGah                              Assistant Secretary and Deputy General Counsel


Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 47,961 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for

Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)       NAME AND PRINCIPAL               POSITIONS AND OFFICES
          BUSINESS ADDRESS                 WITH UNDERWRITER
          ----------------                 ----------------

          Kathleen L. Preston              Board of Manager

          Glenn D. Lammey                  Board of Manager

          William F. Scully III            Board of Manager

          Donald R. Munson, Jr.            Board of Manager, President, Chief Executive Officer and Chief Operating
                                           Officer

          Tim W. Still                     Vice President

          Anthony Cocolla                  Vice President

          John M. Laverty                  Treasurer and Chief Financial Officer

          Stephen E. Abbey                 Chief Compliance Officer

          Alison K. George                 Director and Chief Advertising Compliance Officer

          Stephen T. Mullin                Chief Compliance Officer

          Ernest J. Wright                 Secretary

          Kathleen A. McGah                Assistant Secretary

          William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 20th day of April, 2005.

           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)




                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of April 2005.


*GEORGE C. KOKULIS                                                         Director, President and Chief Executive Officer
---------------------------------------------------------                  (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                                                           Director, Chief Financial Officer, Chief
---------------------------------------------------------                  Accounting Officer (Principal Financial Officer)
(Glenn D. Lammey)

*MARLA BERMAN LEWITUS                                                      Director, Senior Vice President and General
---------------------------------------------------------                  Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                                                       Director and Executive Vice President
---------------------------------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                                                         Director and Executive Vice President
---------------------------------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                                                      Director, Senior Vice President and Chief
---------------------------------------------------------                  Information Officer
(William P. Krivoshik)



*By:  /s/ Ernest J. Wright, Attorney-in-Fact

                                 EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.